UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-5037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  March 31, 2013

Item 1. Reports to Stockholders.

ANNUAL REPORT
Year Ended
March 31, 2013

Table of Contents

Shareholder Letter	1

Sector Allocation	10

Expense Examples	12

Performance Chart and Analysis	16

Schedules of Investments	23

Statements of Assets and Liabilities	34

Statements of Operations	38

Statements of Changes in Net Assets	41

Financial Highlights	47

Notes to Financial Statements	54

Report of Independent Registered Public Accounting Firm	72

Additional Information	73

Hodges Mutual Funds

May, 2013

Dear Shareholder:

Despite a good deal of uncertainty, the past twelve months have resulted in solid gains for U.S. stocks.  The S&P 500® Index was up 13.96% during this period and all five of the Hodges Fund strategies enjoyed positive returns for their fiscal year that ended March 31, 2013.

Returns (Class R) as of 3/31/2013:

					Since
	1 Year*	3 Year*	5 Year*	10 Year*	Inception*
Hodges Fund
(10/9/92)	23.48%	10.19%	1.92%	13.46%	9.40%
S&P 500® Index	13.96%	12.67%	5.81%	8.53%	9.01%

Hodges Small Cap Fund
(12/18/07)	20.40%	21.49%	12.10%	N/A	10.32%
Russell 2000® Index	16.30%	13.45%	8.24%		6.01%

Hodges Blue Chip 25 Fund
(9/10/09)	14.36%	9.42%	N/A	N/A	10.06%
Russell 1000® Index	14.43%	12.93%			14.89%

Hodges Equity Income Fund
(9/10/09)	13.64%	13.17%	N/A	N/A	14.25%
S&P 500® Index	13.96%	12.67%			14.54%

Hodges Pure Contrarian Fund
(9/10/09)	19.75%	7.25%	N/A	N/A	11.25%
S&P 500® Index	13.96%	12.67%			14.54%

30 Day SEC Yield for the Hodges Equity Income Fund: 2.38%
30 Day Unsubsidized SEC Yield for the Hodges Equity Income Fund: 1.96%

*Average Annualized

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the funds may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 866-811-0224, or visiting www.hodgesfund.com.  The funds impose a 1.00% redemption fee on shares held for thirty days or less.  Performance data quoted does not reflect the redemption fee.  If reflected, total returns would be reduced.

Hodges Mutual Funds

				Equity	Pure
	Hodges	Small Cap	Blue Chip	Income	Contrarian
	Fund	Fund	25 Fund	Fund	Fund
Gross Expense Ratio	1.49%	1.48%	2.52%	1.76%	2.33%
Net Expense Ratio	N/A	1.41%**	1.31%**	1.30%**	1.40%**

**The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses through July 31, 2013 and may continue for an indefinite period thereafter.

Despite worries over automatic budget cuts in Washington and continued turmoil in Europe, the higher stock prices over the past year reflect an improving economy that has been accompanied by a turnaround in the housing market, improvement in corporate profits, and the anticipation of stronger domestic and international flows into U.S. equities.  Despite improved investor sentiment over the past few months, current market conditions still reflect a healthy mix of both optimism and anxiety.  We do not expect the next twelve months to be without challenges given some of the obvious headwinds to the capital markets from higher taxes and reduced government spending.  However, we still see the potential for improvement in many important facets of the U.S. economy; such as housing, automotive, domestic energy growth, domestic manufacturing and even select pockets of consumer spending.  It is our view that domestic equity markets remain attractive compared to the risk-adjusted returns on most other asset classes such as real estate, commodities, or bonds.  Furthermore, we see equity valuations as reasonable with the S&P 500® Index around 15X forward earnings.  The inverse of this multiple is an earnings yield of more than 6.7% compared to the 10-year treasury yield at 1.9%.  We believe this historically wide risk premium indicates the potential reward for holding stocks still outweighs the underlying downside risk.

As for the diverse Hodges Fund strategies that we manage, we are wasting little time trying to guess what the market may or may not do over the short run.  Instead, we remain laser focused on finding good long-term opportunities among individual businesses.  In an environment where the macro picture seems overwhelming at times, it is important to remember that the long-term performance of stock prices is determined by the future earnings and cash flow of each underlying business.  Stock prices over the long run are not a function of news headlines or short-term economic conditions.  Ultimately, we believe earnings power and prevailing interest rates are more important to future stock prices than politics or monthly economic surveys.  Our fundamental research efforts have led us to a few important observations.  First, domestic corporations are generally lean and are generating respectable levels of profitability.  This is

Hodges Mutual Funds

largely the result of U.S. companies being proactive in managing their individual businesses within the context of a tepid economic environment.  Such actions have included expense controls, productivity enhancements, and plant consolidations.  As a result, many businesses have found ways to generate more earnings with less top-line growth due to record profit margins.  Lastly, corporate balance sheets are generally in good shape, and many cash-rich corporations are better positioned to invest in capital projects, acquisitions, and share repurchases.  At the same time, fewer analysts and investors are undertaking the rigorous in-depth research that can uncover opportunities in individual stocks.  Such conditions provide an ideal environment for active portfolio managers to potentially capitalize on unrecognized growth opportunities and mispriced stocks compared to passively investing in exchange traded funds (ETFs) or traditional index funds.  While our investment thesis on an individual stock may change as the facts change, we believe current market conditions are providing no shortage of stocks with good upside potential relative to downside risk.

Hodges Fund (HDPMX) -

The Hodges Fund’s 1-year return as of March 31, 2013 was 23.48% compared to 13.96% for the S&P 500® Index.  We are pleased to report that the multi-cap strategy that is deployed in the Hodges Fund has redeemed its relative performance over the past year.  Looking ahead, we believe the core holdings in the Fund remain well-positioned to further drive the potential for relative performance in the remainder of 2013.

The Hodges Fund remains concentrated among investments where we have the highest conviction.  The number of stocks held in the fund at the end of the recent quarter remained unchanged at 30 positions.  Our long-time position in Texas Pacific Land Trust (TPL) remains our largest position, followed by Belo Corp. (BLC), Luby’s (LUB), Delta Air Lines, Inc. (DAL), Crocs, Inc. (CROX), Union Pacific Corp. (UNP), United Continental Holdings, Inc. (UAL), A.H. Belo Corp. (AHC), Michael Kors Holdings Ltd. (KORS), and Kansas City Southern (KSU).

Hodges Mutual Funds

Hodges Small Cap Fund (HDPSX) -

During the twelve months ended March 31, 2013, the Hodges Small Cap Fund experienced a gain of 20.40% versus a gain of 16.30% for the Russell 2000® Index.  Furthermore, as of March 31, 2013, the Fund ranked in the top 3% (12 out of 507 Funds), top 1% (2 out of 447 Funds), and top 5% (17 out of 402 Funds) of its Lipper small-cap peer group based on its one, three, and five-year total performance, respectively.

The Hodges Small Cap Fund remains well diversified across industrials, transportation, financial services, technology, and consumer-related names that contributed to the Fund’s solid performance in the recent quarter.  The Fund has recently taken profits in several stocks that appeared fairly valued relative to their underlying fundamentals, and has established several new positions in stocks that we view as having an attractive risk/reward profile.  The top holdings in our Small Cap Fund at the end of March included U.S. Airways Group, Inc. (LCC), The GEO Group (GEO), Trinity Industries, Inc. (TRN), Briggs & Stratton Corp. (BGG), Shoe Carnival, Inc. (SCVL), Cracker Barrel Old Country Store, Inc. (CBRL), Spectrum Brands Holdings, Inc. (SPB), Manitowoc, Inc. (MTW), Brinker International, Inc. (EAT), and Medical Properties Trust (MPT).

While the nature of small cap investing can provide opportunities for active portfolio management in just about any type of market, we see the current environment as a “golden age” for active portfolio management.  This is due in part to the prolific growth in ETF’s, that has created opportunities for active portfolio management.  As passive investing in ETF’s exaggerates the normal

Hodges Mutual Funds

inefficiencies by increasing the short-term correlations among small and mid-size stocks, bottom-up research may become more rewarding for those conducting the time-intensive effort to study the fundamentals of individual companies.  Moreover, we expect small-cap investing to require a greater degree of individual stock selection and are now focusing on a broader number of sectors within the small-cap universe that in many cases are underfollowed by larger institutional investors.  In addition, we have found a number of secular growth opportunities among smaller companies, which in some cases reflect the greater ease for which smaller companies are able to grow in a less than robust economic environment.

Hodges Blue Chip 25 Fund (HDPBX) -

In the twelve months ended March 31, 2013, the Hodges Blue Chip 25 Fund experienced a return of 14.36% compared to a 14.43% return for the Russell 1000® Index.  We believe the Fund’s concentrated portfolio of large-cap companies is currently well-positioned to capitalize on the historically low valuations and attractive dividend yields that exist among many higher quality stocks.

The top holdings in the Blue Chip 25 Fund at the end of the recent fiscal year included Visa, Inc. (V), Halliburton Co. (HAL), The Hershey Co. (HSY), Texas Pacific Land Trust (TPL), The Boeing Co. (BA), DIRECTV (DTV), Johnson & Johnson (JNJ), The Coca-Cola Co. (KO), Toyota Motor Corp. (TM), and Wal-Mart Stores, Inc. (WMT).  While the number of holdings in the Fund may range between 20-30 stocks, the Fund held a total of 23 stocks at the end of its fiscal year-end and was well represented across a broad number of industry sectors.

Hodges Mutual Funds

Hodges Equity Income Fund (HDPEX) -

The Hodges Equity Income Fund experienced a gain of 13.64% compared to a gain of 13.96% for the S&P 500 for the twelve months ended March 31, 2013.  The Fund’s positive returns reflected solid gains among several consumer staple stocks, as well as a market rotation back into dividend stocks upon resolution of the tax policy on dividends.  The Fund’s yield, net of expenses, at the end of its fiscal year was 2.60% compared to a 2.12% dividend yield on the S&P 500® Index.

The Hodges Equity Income Fund’s objective is to seek income and long-term capital appreciation through investments in dividend-paying stocks.  With record low interest rates and improving corporate profits supporting the ability of companies to payout dividends, we are finding plenty of attractive dividend-paying stocks that offer upside potential in addition to dividend income.  Top holdings in the Fund include LinnCo., LLC (LNCO), Taiwan Semiconductor Manufacturing Co. Ltd. (TSM), Cracker Barrel Old Country Store, Inc. (CBRL), Verizon Communications, Inc. (VZ), The Coca-Cola Co. (KO), Procter & Gamble Co. (PG), Lockheed Martin Corp. (LMT), Merck & Co., Inc. (MRK), Johnson & Johnson (JNJ), and International Business Machines Corp. (IBM).  The Equity Income portfolio had minimal turnover over the past year and remains well diversified in companies that we believe should generate above average income and total returns.

Hodges Mutual Funds

Hodges Pure Contrarian Fund (HDPCX) -

The Hodges Pure Contrarian Fund experienced a gain of 19.75% over the twelve months ended March 31, 2013, which compared to a gain of 13.96% for the S&P 500® Index over the same period.  The Pure Contrarian Fund’s objective is to seek long-term capital appreciation by investing in out-of-favor or unloved stocks.  Although timing a recovery in out-of-favor stocks can be tricky over short periods of time, we feel this strategy has the potential to be very rewarding over a long investment horizon.  We also expect this strategy to be less correlated with the broader market due to the general nature of contrarian investing.

The Pure Contrarian strategy requires careful stock selection and we are finding plenty of intriguing opportunities for this Fund.  The Fund has continued to find out-of-favor investment opportunities in a handful of consumer discretionary names such as Jos.  A Bank Clothiers, Inc. (JOSB) and Skechers USA, Inc. (SKX), as well as energy companies like Transocean Ltd. (RIG).  The top holdings in the Fund at the end of the recent fiscal year included Sirius XM Radio, Inc. (SIRI), Crocs, Inc. (CROX), The Boeing Co.(BA), Transocean Ltd. (RIG), Krispy Kreme Doughnuts, Inc. (KKD), SandRidge Energy, Inc. (SD), and A. H. Belo Corp. (AHC).

Hodges Mutual Funds

In conclusion, we remain encouraged with the long-term opportunities surrounding our bottom-up approach to equity investing.  By offering five distinct strategies that cover all major segments of the domestic equity market, we have the opportunity to serve the diversification needs of most financial advisors and individual investors.  Our entire investment team of portfolio managers, analysts, and senior trader are working diligently by studying companies, meeting with management teams, observing trends, and attempting to navigate through the daily noise surrounding today’s financial markets.  Feel free to contact us directly if we can address any specific questions.

Sincerely,

Don Hodges	Craig Hodges
Co-Portfolio Manager	Co-Portfolio Manager

Eric Marshall	Gary Bradshaw
Co-Portfolio Manager	Co-Portfolio Manager

Hodges Mutual Funds

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks are greater for investments in emerging markets.  Options and future contracts have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates.  These risks may be greater than risks associated with more traditional investments.  Short sales of securities involve the risk that losses may exceed the original amount invested.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in small- and medium-capitalization companies involve additional risks such as limited liquidity and greater volatility.  Non-diversified funds may concentrate their assets in fewer individual holdings than a diversified fund.  Therefore, the Pure Contrarian Fund is more exposed to individual stock volatility than a diversified fund.  The Pure Contrarian Fund may also be invested in companies that demonstrate special situations or turnarounds, meaning that have experienced significant business challenges but are believed to have favorable prospects for recovery.

Opinions expressed are those of the author and are subject to change, are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Diversification does not guarantee a profit or protect from loss in a declining market.

Fund Holdings are subject to change at anytime and are not recommendations to buy or sell any security.  Please see the Schedule of Investments for additional information.

Lipper Analytical Services, Inc. is an independent mutual fund research and rating service.  Each Lipper average represents a universe of funds with similar invest objectives.  The highest percentile rank is 1 and the lowest is 100.  Rankings for the periods shown are based on fund total returns with dividends and distributions reinvested and do not reflect sales charges.  Past performance does not guarantee future results.

The S&P 500 Index is a broad based unmanaged index of 500 stocks that is widely recognized as representative of the equity market in general.  The Russell 1000 Index is a subset of the Russell 3000 Index and consists of the 1,000 largest companies comprising over 90% of the total market capitalization of all listed stocks.  The Russell 2000 Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000 Index, as ranked by market capitalization.  The Russell 3000 Index is a stock index consisting of the 3000 largest publically listed companies, representing about 98% of the total capitalization of the entire U.S. stock market.  You cannot invest directly in an index.

Dividend Yield:  A financial ratio that shows how much a company pays out in dividends each year relative to its share price.

Price-Earnings Ratio - P/E Ratio:  A valuation ratio of a company’s current share price compared to its per-share earnings.

Cash Flow measures the cash generating capability of a company by adding non-cash charged (e.g. depreciation) and interest expense to pretax income.

Hodges Capital Management is the Advisor to the Hodges Funds.

Hodges Funds are distributed by Quasar Distributors LLC.

Hodges Mutual Funds

SECTOR ALLOCATION At March 31, 2013 (Unaudited)

(as a percentage of net assets)

Hodges Fund

*	Cash equivalents and other assets less liabilities.

Hodges Small Cap Fund

*	Cash equivalents and other assets less liabilities.

Hodges Mutual Funds

SECTOR ALLOCATION At March 31, 2013 (Unaudited) (Continued)

(as a percentage of net assets)

Hodges Blue Chip 25 Fund

*	Cash equivalents and other assets less liabilities.

Hodges Equity Income Fund

*	Cash equivalents and other assets less liabilities.

Hodges Mutual Funds

SECTOR ALLOCATION At March 31, 2013 (Unaudited) (Continued)

(as a percentage of net assets)

Hodges Pure Contrarian Fund

*	Cash equivalents and other assets less liabilities.

EXPENSE EXAMPLES For the Six Months Ended March 31, 2013 (Unaudited)

As a shareholder of the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund and Hodges Pure Contrarian Fund (each a “Fund” and collectively the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees, distribution and/or service fees, and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/12-3/31/13).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that redemption be made by wire transfer, currently a $15 fee is charged by the Funds’ transfer agent.  You will be charged a redemption fee

Hodges Mutual Funds

EXPENSE EXAMPLES For the Six Months Ended March 31, 2013 (Unaudited) (Continued)

equal to 1% of the net amount of the redemption if you redeem shares within 30 calendar days after you purchase them for the Hodges Fund Retail Class, Hodges Small Cap Fund Retail Class, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund and Hodges Pure Contrarian Fund.  You will be charged a redemption fee equal to 1% of the net amount of the redemption if you redeem shares within 60 calendar days after you purchase them for the Institutional Classes of the Hodges Fund and Hodges Small Cap Fund. An Individual Retirement Account (“IRA”) will be charged a $15 annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, fund accounting fees, custody fees and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hodges Mutual Funds

EXPENSE EXAMPLES For the Six Months Ended March 31, 2013 (Unaudited) (Continued)

Hodges Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 10/1/12	Value 3/31/13	10/1/12 – 3/31/131
Retail Class Actual	$1,000	$1,214	$7.89
Retail Class
Hypothetical (5% annual
return before expenses)	$1,000	$1,018	$7.19
Institutional Class Actual	$1,000	$1,213	$6.29
Institutional Class
Hypothetical (5% annual
return before expenses)	$1,000	$1,019	$5.74

1
Expenses are equal to the Hodges Fund’s expense ratio for the most recent six month period of 1.43% for the Retail Class shares, and 1.14% for the Institutional Class shares, multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

Hodges Small Cap Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 10/1/12	Value 3/31/13	10/1/12 – 3/31/132
Retail Class Actual	$1,000	$1,172	$7.58
Retail Class
Hypothetical (5% annual
return before expenses)	$1,000	$1,018	$7.04
Institutional Class Actual	$1,000	$1,174	$5.80
Institutional Class
Hypothetical (5% annual
return before expenses)	$1,000	$1,020	$5.39

2
Expenses are equal to the Hodges Small Cap Fund’s expense ratio for the most recent six month period of 1.40% (fee recoupments in effect) for the Retail Class shares, and 1.07% (fee recoupments in effect) for the Institutional Class shares, multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

Hodges Mutual Funds

EXPENSE EXAMPLES For the Six Months Ended March 31, 2013 (Unaudited) (Continued)

Hodges Blue Chip 25 Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 10/1/12	Value 3/31/13	10/1/12 – 3/31/133
Actual	$1,000	$1,104	$6.82
Hypothetical (5% annual
return before expenses)	$1,000	$1,018	$6.54

3
Expenses are equal to the Hodges Blue Chip 25 Fund’s expense ratio for the most recent six month period of 1.30% (fee and expense waivers in effect) multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

Hodges Equity Income Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 10/1/12	Value 3/31/13	10/1/12 – 3/31/134
Actual	$1,000	$1,105	$6.82
Hypothetical (5% annual
return before expenses)	$1,000	$1,018	$6.54

4
Expenses are equal to the Hodges Equity Income Fund’s expense ratio for the most recent six month period of 1.30% (fee and expense waivers in effect) multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

Hodges Pure Contrarian Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 10/1/12	Value 3/31/13	10/1/12 – 3/31/135
Actual	$1,000	$1,150	$7.50
Hypothetical (5% annual
return before expenses)	$1,000	$1,018	$7.04

5
Expenses are equal to the Hodges Pure Contrarian Fund’s expense ratio for the most recent six month period of 1.40% (fee and expense waivers in effect) multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

Hodges Fund – Retail Shares

Value of $10,000 vs. S&P 500® Index

Average Annual Total Returns
Returns for the Periods Ended March 31, 2013
				Since Inception
	1 Year	5 Year	10 Year	(10/9/92)
Hodges Fund - Retail Shares	23.48%	1.92%	13.46%	9.40%
S&P 500® Index	13.96%	5.81%	8.53%	9.01%

This chart illustrates the performance of a hypothetical $10,000 investment made on March 31, 2003, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends for the Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling (866) 811-0224.

The Fund imposes a 1.00% redemption fee on shares held for less than 30 days. Performance does not reflect the redemption fee.  If reflected, total returns would be reduced.

Hodges Fund – Institutional Shares

Value of $1,000,000 vs. S&P 500® Index

Average Annual Total Returns
Returns for the Periods Ended March 31, 2013
			Since Inception
	1 Year	3 Year	(12/12/08)
Hodges Fund - Institutional Shares	23.57%	10.43%	17.71%
S&P 500® Index	13.96%	12.67%	16.95%

This chart illustrates the performance of a hypothetical $1,000,000 investment made on December 12, 2008, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends for the Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling (866) 811-0224.

The Fund imposes a 1.00% redemption fee on shares held for less than 60 days. Performance does not reflect the redemption fee.  If reflected, total returns would be reduced.

Hodges Small Cap Fund – Retail Shares

Value of $10,000 vs. Russell 2000® Index

Average Annual Total Returns
Returns for the Periods Ended March 31, 2013
				Since Inception
	1 Year	3 Year	5 Year	(12/18/07)
Hodges Small Cap
Fund - Retail Shares	20.40%	21.49%	12.10%	10.32%
Russell 2000 Index	16.30%	13.45%	8.24%	6.01%

This chart illustrates the performance of a hypothetical $10,000 investment made on December 18, 2007, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling (866) 811-0224.

The Fund imposes a 1.00% redemption fee on shares held for less than 30 days. Performance does not reflect the redemption fee.  If reflected, total returns would be reduced.

Hodges Small Cap Fund – Institutional Shares

Value of $1,000,000 vs. Russell 2000® Index

Average Annual Total Returns
Returns for the Periods Ended March 31, 2013
			Since Inception
	1 Year	3 Year	(12/12/08)
Hodges Small Cap Fund - Institutional Shares	20.79%	22.08%	30.41%
Russell 2000 Index	16.30%	13.45%	19.60%

This chart illustrates the performance of a hypothetical $1,000,000 investment made on December 12, 2008, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling (866) 811-0224.

The Fund imposes a 1.00% redemption fee on shares held for less than 60 days. Performance does not reflect the redemption fee.  If reflected, total returns would be reduced.

Hodges Blue Chip 25 Fund

Value of $10,000 vs. Russell 1000® Index

Average Annual Total Returns
Returns for the Periods Ended March 31, 2013

			Since Inception
	1 Year	3 Year	(9/10/09)
Hodges Blue Chip 25 Fund	14.36%	9.42%	10.06%
Russell 1000 Index	14.43%	12.93%	14.89%

This chart illustrates the performance of a hypothetical $10,000 investment made on September 10, 2009, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling (866) 811-0224.

The Fund imposes a 1.00% redemption fee on shares held for less than 30 days. Performance does not reflect the redemption fee.  If reflected, total returns would be reduced.

Hodges Equity Income Fund

Value of $10,000 vs. S&P 500® Index

Average Annual Total Returns
Returns for the Periods Ended March 31, 2013
			Since Inception
	1 Year	3 Year	(9/10/09)
Hodges Equity Income Fund	13.64%	13.17%	14.25%
S&P 500® Index	13.96%	12.67%	14.54%

This chart illustrates the performance of a hypothetical $10,000 investment made on September 10, 2009, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling (866) 811-0224.

The Fund imposes a 1.00% redemption fee on shares held for less than 30 days. Performance does not reflect the redemption fee.  If reflected, total returns would be reduced.

Hodges Pure Contrarian Fund

Value of $10,000 vs. S&P 500® Index

Average Annual Total Returns
Returns for the Periods Ended March 31, 2013
			Since Inception
	1 Year	3 Year	(9/10/09)
Hodges Pure Contrarian Fund	19.75%	7.25%	11.25%
S&P 500® Index	13.96%	12.67%	14.54%

This chart illustrates the performance of a hypothetical $10,000 investment made on September 10, 2009, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling (866) 811-0224.

The Fund imposes a 1.00% redemption fee on shares held for less than 30 days. Performance does not reflect the redemption fee.  If reflected, total returns would be reduced.

Hodges Fund

SCHEDULE OF INVESTMENTS at March 31, 2013

Shares		Value

COMMON STOCKS: 79.6%

Air Transportation: 11.1%
585,000	Delta Air
	Lines, Inc.*	$9,658,350
190,000	United
	Continental
	Holdings, Inc.*	6,081,900
		15,740,250
Apparel Manufacturing: 8.4%
324,600	A.T. Cross Co. -
	Class A*1,2	4,469,742
500,000	Crocs, Inc.*	7,410,000
		11,879,742
Broadcasting: 9.0%
1,000,000	Belo Corp.	9,830,000
950,000	Sirius XM
	Radio, Inc.	2,926,000
		12,756,000
Depository Credit Intermediation: 3.4%
150,000	Legg Mason, Inc.	4,822,500

Employment Services: 3.3%
77,500	Workday, Inc.*	4,776,325

Food Services: 9.4%
1,295,000	Luby’s, Inc.*1,2	9,686,600
178,900	Rocky Mountain
	Chocolate
	Factory, Inc.	2,199,576
25,000	Starbucks Corp.	1,424,000
		13,310,176
General Manufacturing: 2.5%
80,000	Trinity Industries,
	Inc.	3,626,400

Mining, Oil & Gas Extraction: 8.7%
50,000	Cliffs Natural
	Resources, Inc.	950,500
25,000	Ensco PLC	1,500,000
30,000	Halliburton Co.	1,212,300
1,900,000	HyperDynamics
	Corp.*	1,156,720
160,700	Matador
	Resources Co.*	1,423,802
20,000	National Oilwell
	Varco, Inc.	1,415,000
500,000	SandRidge
	Energy, Inc.*	2,635,000
40,000	Transocean Ltd.*	2,078,400
		12,371,722
Motor Vehicle Manufacturing: 1.8%
25,000	Toyota Motor
	Corp. - ADR	2,566,000

Personal Services: 1.3%
42,500	Weight Watchers
	International, Inc.	1,789,675

Pharmaceutical Manufacturing: 1.5%
75,000	Mylan, Inc.*	2,170,500

Publishing Industries: 4.2%
1,020,000	A.H. Belo Corp. -
	Class A1,2	5,956,800

Rail Transportation: 8.3%
50,000	Kansas City
	Southern	5,545,000
44,000	Union Pacific Corp.	6,266,040
		11,811,040
Retail Trade: 4.0%
100,000	Michael Kors
	Holdings Ltd.*	5,679,000
Transportation Equipment: 2.7%
45,000	The Boeing Co.	3,863,250
TOTAL COMMON STOCKS
(Cost $97,725,354)		113,119,380
PARTNERSHIP & TRUST: 12.9%
Land Ownership & Leasing: 12.9%
259,659	Texas Pacific
	Land Trust1,2	18,300,766
TOTAL PARTNERSHIP & TRUST
(Cost $7,734,848)		18,300,766

The accompanying notes are an integral part of these financial statements.

Hodges Fund

SCHEDULE OF INVESTMENTS at March 31, 2013 (Continued)

Contracts
(100 shares per contract)		Value
CALL OPTIONS PURCHASED: 2.0%
Mining, Oil & Gas Extraction: 0.5%
1,000	Devon Energy Corp.,
	Expiration:
	July, 2013,
	Exercise Price: $50.00	$732,500

Index Fund: 0.7%
1,000	iShares MSCI
	Mexico Capped
	Investable Market
	Index Fund,
	Expiration:
	September, 2013,
	Exercise Price: $66.00	950,000

Personal Services: 0.2%
100	Weight Watchers
	International, Inc.,
	Expiration:
	January, 2014,
	Exercise Price: $40.00	63,500
500	Weight Watchers
	International, Inc.,
	Expiration:
	October, 2013,
	Exercise Price: $40.00	267,500
		331,000

Transportation & Warehousing: 0.6%
500	Kirby Corp.,
	Expiration:
	September, 2013,
	Exercise Price: $60.00	845,000
TOTAL CALL OPTIONS PURCHASED
(Cost $2,928,736)		2,858,500

SHORT-TERM INVESTMENT: 1.5%
Money Market Fund: 1.5%
2,080,417	Fidelity Money
	Market Portfolio -
	Select Class, 0.05%3	2,080,417

TOTAL SHORT-TERM INVESTMENT
(Cost $2,080,417)		2,080,417
TOTAL INVESTMENTS
IN SECURITIES: 96.0%
(Cost $110,469,355)		136,359,063
Other Assets in Excess
of Liabilities: 4.0%		5,649,292
TOTAL NET
ASSETS: 100.0%		$142,008,355

*	Non-income producing security.
ADR - American Depositary Receipt
1	A portion of this security is considered illiquid. As of March 31, 2013, the total market value of the investments considered illiquid were $2,647,357 or 1.9% of total net assets.
2	Affiliated company as defined by the Investment Company Act of 1940.
3	Seven-day yield as of March 31, 2013.

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

SCHEDULE OF INVESTMENTS at March 31, 2013

Shares		Value
COMMON STOCKS: 92.0%
Advertising & Public Relations: 1.0%
300,000	National
	Cinemedia, Inc.	$4,734,000
Air Transportation: 5.7%
120,000	Bristow Group, Inc.	7,912,800
700,000	Jetblue Airways
	Corp.*	4,830,000
800,000	U.S. Airways
	Group, Inc.*	13,576,000
		26,318,800
Apparel Manufacturing: 3.4%
340,400	A.T. Cross Co. -
	Class A*1	4,687,308
450,000	Crocs, Inc.*	6,669,000
100,000	G-III Apparel
	Group Ltd.*	4,011,000
		15,367,308
Basic Materials Manufacturing: 5.8%
250,000	Commercial
	Metals Co.	3,962,500
180,000	Encore Wire Corp.	6,303,600
140,000	Forestar Group, Inc.*	3,060,400
230,000	KapStone Paper &
	Packaging Corp.	6,394,000
292,500	U.S. Silica
	Holdings, Inc.	6,897,150
		26,617,650

Broadcasting: 1.1%
500,000	Belo Corp.	4,915,000
Computer & Electronic Products: 1.9%
200,000	Cirrus Logic, Inc.*	4,550,000
46,201	Interphase Corp.*	118,736
350,000	Kulicke & Soffa
	Industries, Inc.*	4,046,000
		8,714,736
Construction: 1.6%
330,000	Primoris
	Services Corp.	7,296,300

Depository Credit Intermediation: 4.3%
350,000	Hilltop
	Holdings, Inc.	4,721,500
175,000	Legg Mason, Inc.	5,626,250
10,000	Piper Jaffray Co.*	343,000
75,000	Southside
	Bancshares, Inc.	1,575,750
20,000	Texas Capital
	BancShares, Inc.*	809,000
350,000	ViewPoint Financial
	Group, Inc.	7,038,500
		20,114,000
Electrical Equipment: 1.0%
100,000	AZZ, Inc.	4,820,000
Employment Services: 3.0%
150,000	On Assignment,
	Inc.*	3,796,500
200,000	Team Health
	Holdings, Inc.*	7,276,000
130,000	Trueblue, Inc.*	2,748,200
		13,820,700
Food & Beverage Manufacturing: 0.4%
100,000	John Bean
	Technologies
	Corp.	2,075,000
Food & Beverage Products: 1.3%
675,000	Boulder
	Brands, Inc.*	6,061,500
Food Services: 6.2%
215,000	Brinker
	International, Inc.	8,094,750
125,000	Cracker Barrel Old
	Country Store, Inc.	10,106,250
450,000	Krispy Kreme
	Doughnuts, Inc.*	6,498,000
540,600	Luby’s, Inc.*1	4,043,688
		28,742,688
Freight Transportation: 1.7%
220,000	Saia, Inc.*	7,957,400

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

SCHEDULE OF INVESTMENTS at March 31, 2013 (Continued)

Shares		Value
COMMON STOCKS: 92.0% (Continued)
Furniture Manufacturing: 1.6%
500,000	Steelcase, Inc.	$7,365,000
General Manufacturing: 1.2%
160,000	Curtiss-Wright
	Corp.	5,552,000
Government Services: 2.8%
344,124	The GEO
	Group, Inc.	12,945,945
Health Care Services Pharmacy: 0.7%
260,000	BioScrip, Inc.*	3,304,600
Hotels, Restaurants & Leisure: 1.6%
120,000	Vail Resorts, Inc.	7,478,400
Household Goods: 3.4%
180,000	Helen of Troy Ltd.*	6,904,800
160,000	Spectrum Brands
	Holdings, Inc.	9,054,400
		15,959,200
Internet Services: 3.2%
468,000	Points
	International Ltd.*	7,455,240
310,000	Yelp, Inc.*	7,350,100
		14,805,340
Machinery: 6.3%
100,000	Alamo Group, Inc.	3,825,000
430,000	Briggs &
	Stratton Corp.	10,664,000
95,000	Lufkin
	Industries, Inc.	6,307,050
400,000	Manitowoc, Inc.	8,224,000
		29,020,050
Mining, Oil & Gas Extraction: 11.3%
200,000	Approach
	Resources, Inc.*	4,922,000
130,000	Atwood
	Oceanics, Inc.*	6,830,200
180,000	Bonanza Creek
	Energy, Inc.*	6,960,600
900,000	Hercules
	Offshore, Inc.*	6,678,000
173,972	LinnCo., LLC	6,793,607
775,000	Matador
	Resources Co.*	6,866,500
210,000	Oasis
	Petroleum, Inc.*	7,994,700
1,000,000	SandRidge
	Energy, Inc.*	5,270,000
		52,315,607
Motor Vehicle Parts Manufacturing: 2.0%
250,000	Cooper Tire &
	Rubber Co.	6,415,000
100,000	Westport
	Innovations, Inc.*	2,951,000
		9,366,000
Movie Production & Theaters: 0.9%
150,000	Cinemark
	Holdings, Inc.	4,416,000
Nondepository Credit Intermediation: 1.6%
200,000	Nationstar Mortgage
	Holdings, Inc.*	7,380,000
Petroleum Products: 1.0%
700,000	Aegean Marine
	Petroleum
	Network, Inc.	4,697,000
Rail Transportation: 0.7%
30,000	Kansas City
	Southern	3,327,000
Retail Trade: 9.4%
30,000	Francesca’s
	Holdings Corp.*	861,600
110,000	Group 1
	Automotive, Inc.	6,607,700
100,000	Hibbett Sports, Inc.*	5,627,000
2,000,000	Joe’s Jeans, Inc.*	3,400,000
100,000	Jos. A. Bank
	Clothiers, Inc.*	3,990,000
160,000	Lithia Motors, Inc.	7,596,800

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

SCHEDULE OF INVESTMENTS at March 31, 2013 (Continued)

Shares		Value
COMMON STOCKS: 92.0% (Continued)
Retail Trade: 9.4% (Continued)
500,000	Shoe Carnival, Inc.	$10,220,000
190,000	Titan Machinery,
	Inc.*	5,272,500
		43,575,600
Software Publishers: 0.5%
800,000	Glu Mobile, Inc.*	2,384,000
Transportation Equipment: 2.4%
240,000	Trinity Industries,
	Inc.	10,879,200
Transportation & Warehousing: 2.5%
300,000	Celadon Group, Inc.	6,258,000
70,000	Kirby Corp.*	5,376,000
		11,634,000
Wireless Telecommunications Carriers: 0.5%
100,000	Ruckus
	Wireless, Inc.*	2,100,000
TOTAL COMMON STOCKS
(Cost $354,584,538)		426,060,024
PARTNERSHIPS & TRUSTS: 4.8%
Land Ownership & Leasing: 1.7%
110,000	Texas Pacific
	Land Trust1	7,752,800
Real Estate Investment Trusts: 3.1%
1,050,000	FelCor Lodging
	Trust, Inc.*	6,247,500
500,000	Medical Properties
	Trust, Inc.	8,020,000
		14,267,500
TOTAL PARTNERSHIPS & TRUSTS
(Cost $15,348,329)		22,020,300

SHORT-TERM INVESTMENT: 3.4%
Money Market Fund: 3.4%
15,583,798	Fidelity Money
	Market Portfolio -
	Select Class, 0.05%2	15,583,798

TOTAL SHORT-TERM INVESTMENT
(Cost $15,583,798)		15,583,798
TOTAL INVESTMENTS
IN SECURITIES: 100.2%
(Cost $385,516,665)		463,664,122
Liabilities in Excess
of Other Assets: (0.2)%		(761,498)
TOTAL NET
ASSETS: 100.0%		$462,902,624

*	Non-income producing security.
1	Affiliated company as defined by the Investment Company Act of 1940.
2	Seven-day yield as of March 31, 2013.

The accompanying notes are an integral part of these financial statements.

Hodges Blue Chip 25 Fund

SCHEDULE OF INVESTMENTS at March 31, 2013

Shares		Value
COMMON STOCKS: 93.5%
Basic Materials Manufacturing: 2.0%
6,700	United States
	Steel Corp.	$130,650
Business Services: 10.3%
4,000	Visa, Inc.	679,360
Communications Equipment Manufacturing: 2.0%
2,000	QUALCOMM, Inc.	133,900
Conglomerates: 3.0%
8,500	General Electric Co.	196,520
Depository Credit Intermediation: 2.6%
4,250	Texas Capital
	BancShares, Inc.*	171,913
Entertainment: 2.8%
3,300	Walt Disney Co.	187,440
Food & Beverage Products: 11.5%
8,000	The Coca-Cola Co.	323,520
5,000	The Hershey Co.	437,650
		761,170
Media: 5.1%
6,000	DIRECTV*	339,660
Mining, Oil & Gas Extraction: 23.3%
3,200	Continental
	Resources, Inc.*	278,176
2,000	EOG Resources, Inc.	256,140
11,000	Halliburton Co.	444,510
4,000	National Oilwell
	Varco, Inc.	283,000
5,500	Transocean Ltd.*	285,780
		1,547,606
Motor Vehicle Manufacturing: 4.7%
3,000	Toyota Motor
	Corp. - ADR	307,920
Petroleum Products: 2.7%
1,500	Chevron Corp.	178,230
Pharmaceuticals: 4.9%
4,000	Johnson & Johnson	326,120

Rail Transportation: 4.3%
2,000	Union Pacific Corp.	284,820
Retail Trade: 4.5%
4,000	Wal-Mart Stores, Inc.	299,320
Transportation Equipment: 9.8%
4,000	The Boeing Co.	343,400
1,000	Cummins, Inc.	115,810
2,000	Lockheed
	Martin Corp.	193,040
		652,250
TOTAL COMMON STOCKS
(Cost $5,493,623)		6,196,879
PARTNERSHIP & TRUST: 5.3%
Land Ownership & Leasing: 5.3%
5,000	Texas Pacific
	Land Trust1	352,400
TOTAL PARTNERSHIP & TRUST
(Cost $169,793)		352,400
SHORT-TERM INVESTMENT: 3.4%
Money Market Fund: 3.4%
228,139	Fidelity Money
	Market Portfolio -
	Select Class, 0.05%2	228,139
TOTAL SHORT-TERM INVESTMENT
(Cost $228,139)		228,139
TOTAL INVESTMENTS
IN SECURITIES: 102.2%
(Cost $5,891,555)		6,777,418
Liabilities in Excess
of Other Assets: (2.2)%		(144,156)
TOTAL NET
ASSETS: 100.0%		$6,633,262

ADR - American Depositary Receipt
*	Non-income producing security.
1	Affiliated company as defined by the Investment Company Act of 1940.
2	Seven-day yield as of March 31, 2013.

The accompanying notes are an integral part of these financial statements.

Hodges Equity Income Fund

SCHEDULE OF INVESTMENTS at March 31, 2013

Shares		Value
COMMON STOCKS: 85.4%
Advertising & Public Relations: 2.2%
25,000	National
	CineMedia, Inc.	$394,500
Broadcasting: 2.6%
10,000	Ryman Hospitality
	Properties, Inc.	457,500
Chemical Manufacturing: 4.0%
9,000	Procter &
	Gamble Co.	693,540
Computer & Electronic Products: 8.6%
3,000	International
	Business
	Machines Corp.	639,900
50,000	Taiwan
	Semiconductor
	Manufacturing
	Co. Ltd. - ADR	859,500
		1,499,400
Conglomerates: 3.3%
25,000	General Electric Co.	578,000
Food & Beverage Products: 7.9%
18,000	The Coca-Cola Co.	727,920
5,000	Kraft Foods
	Group, Inc.	257,650
5,000	Pepsico, Inc.	395,550
		1,381,120
Food Services: 6.8%
10,000	Cracker Barrel Old
	Country Store, Inc.	808,500
7,500	Darden
	Restaurants, Inc.	387,600
		1,196,100
Mining, Oil & Gas Extraction: 9.4%
3,000	Diamond Offshore
	Drilling, Inc.	208,680
23,000	LinnCo., LLC	898,150
8,000	Targa Resources
	Corp.	543,680
		1,650,510
Petroleum Products: 8.7%
3,500	Chevron Corp.	415,870
6,000	Exxon Mobil Corp.	540,660
11,000	HollyFrontier Corp.	565,950
		1,522,480
Pharmaceuticals: 11.9%
5,000	AbbVie, Inc.	203,900
10,000	Eli Lilly & Co.	567,900
8,000	Johnson & Johnson	652,240
15,000	Merck & Co., Inc.	663,450
		2,087,490
Rail Transportation: 1.6%
2,000	Union Pacific Corp.	284,820
Telecommunications: 7.3%
15,000	AT&T, Inc.	550,350
15,000	Verizon
	Communications,
	Inc.	737,250
		1,287,600
Transportation Equipment: 7.3%
7,000	The Boeing Co.	600,950
7,000	Lockheed
	Martin Corp.	675,640
		1,276,590
Utilities: 3.8%
12,000	CenterPoint
	Energy, Inc.	287,520
5,333	Duke Energy Corp.	387,122
		674,642
TOTAL COMMON STOCKS
(Cost $11,875,420)		14,984,292

The accompanying notes are an integral part of these financial statements.

Hodges Equity Income Fund

SCHEDULE OF INVESTMENTS at March 31, 2013 (Continued)

Shares		Value
PARTNERSHIPS & TRUSTS: 10.3%
Real Estate Investment Trusts: 10.3%
10,000	Corrections
	Corporation
	of America	$390,700
17,005	The GEO
	Group, Inc.	639,728
20,000	Medical Properties
	Trust, Inc.	320,800
20,000	Mesabi Trust	455,200
TOTAL PARTNERSHIPS & TRUSTS
(Cost $1,649,014)		1,806,428

Principal
CORPORATE BOND: 1.6%
General Manufacturing: 1.6%
$250,000	Texas Industries, Inc. 9.250%, 8/15/2020	274,375

TOTAL CORPORATE BOND
(Cost $225,420)		274,375

Shares
SHORT-TERM INVESTMENT: 2.0%
Money Market Fund: 2.0%
346,660	Fidelity Money
	Market Portfolio -
	Select Class, 0.05%1	346,660

TOTAL SHORT-TERM INVESTMENT
(Cost $346,660)		346,660
TOTAL INVESTMENTS
IN SECURITIES: 99.3%
(Cost $14,096,514)		17,411,755
Other Assets in Excess
of Liabilities: 0.7%		125,306
TOTAL NET
ASSETS: 100.0%		$17,537,061

ADR - American Depositary Receipt
1 Seven-day yield as of March 31, 2013.

The accompanying notes are an integral part of these financial statements.

Hodges Pure Contrarian Fund

SCHEDULE OF INVESTMENTS at March 31, 2013

Shares		Value
COMMON STOCKS: 94.5%
Apparel Manufacturing: 9.6%
37,000	Crocs, Inc.*	$548,340
12,000	Skechers USA, Inc.*	253,800
		802,140
Broadcasting: 16.2%
50,000	Belo Corp.	491,500
280,000	Sirius XM Radio, Inc.	862,400
		1,353,900
Computer & Electronic Products: 3.7%
217,379	Intrusion, Inc.*1,2,3	97,821
12,500	Taiwan Semiconductor
	Manufacturing Co.
	Ltd. - ADR	214,875
		312,696
Food Services: 11.4%
8,000	Diamond Foods, Inc.	134,880
30,000	Krispy Kreme
	Doughnuts, Inc.*	433,200
52,000	Luby’s, Inc.*1	388,960
		957,040
Furniture Manufacturing: 3.2%
270,000	Furniture Brands
	International, Inc.*	270,000
Medical Equipment Manufacturing: 1.4%
15,000	Boston
	Scientific Corp.*	117,150
Mining, Oil & Gas Extraction: 23.8%
12,000	Chesapeake
	Energy Corp.	244,920
10,000	Cliffs Natural
	Resources, Inc.	190,100
10,000	Freeport-McMoRan
	Copper & Gold, Inc.	331,000
550,000	HyperDynamics Corp.*	334,840
80,000	SandRidge
	Energy, Inc.*	421,600
9,000	Transocean Ltd.*	467,640
		1,990,100
Petroleum Products: 1.2%
6,000	Petroleo Brasileiro
	S.A. - ADR	99,420
Publishing Industries: 4.9%
70,000	A.H. Belo Corp. -
	Class A1	408,800
Retail Trade: 10.9%
300,000	Joe’s Jeans, Inc.*	510,000
10,000	Jos. A. Bank
	Clothiers, Inc.*	399,000
		909,000
Telecommunications: 2.0%
80,000	Crown Media
	Holdings, Inc. -
	Class A*	164,000
Transportation Equipment: 6.2%
6,000	The Boeing Co.	515,100
TOTAL COMMON STOCKS
(Cost $7,506,284)		7,899,346

The accompanying notes are an integral part of these financial statements.

Hodges Pure Contrarian Fund

SCHEDULE OF INVESTMENTS at March 31, 2013 (Continued)

Shares	Value
SHORT-TERM INVESTMENT: 1.5%
Money Market Fund: 1.5%
129,691	Fidelity Money
Market Portfolio -
Select Class, 0.05%4	$129,691

TOTAL SHORT-TERM INVESTMENT
(Cost $129,691)	129,691
TOTAL INVESTMENTS
IN SECURITIES: 96.0%
(Cost $7,635,975)	8,029,037
Other Assets in Excess
of Liabilities: 4.0%	330,245
TOTAL NET
ASSETS: 100.0%	$8,359,282

*	Non-income producing security.
ADR - American Depositary Receipt
1	Affiliated company as defined by the Investment Company Act of 1940.
2	A portion of this security is considered illiquid. As of March 31, 2013, the total market value of the investment considered illiquid was $79,020, or 0.9% of total net assets.
3	The security is being valued in accordance with procedures established by the Board of Trustees due to the security not trading and was valued at the last traded price.
4	Seven-day yield as of March 31, 2013.

The accompanying notes are an integral part of these financial statements.

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Hodges Mutual Funds

STATEMENTS OF ASSETS AND LIABILITIES at March 31, 2013

	Hodges	Hodges Small
	Fund	Cap Fund

ASSETS
Investments in unaffiliated securities, at value
(Cost $89,671,413 and $373,725,795, respectively) (Note 2)	$97,945,155	$447,180,326
Investments in securities of affiliated issuers, at value
(Cost $20,797,942 and $11,790,870 respectively) (Note 6)	38,413,908	16,483,796
Total investments, at value
(Cost $110,469,355 and $385,516,665, respectively)	136,359,063	463,664,122
Cash	1,479,641	26,250
Receivables:
Investment securities sold	4,405,514	808,525
Fund shares sold	525,332	2,635,313
Dividends and interest	50,729	214,051
Prepaid expenses	29,825	70,623
Total assets	142,850,104	467,418,884

LIABILITIES
Payables:
Investment securities purchased	418,758	3,702,648
Fund shares redeemed	117,588	171,848
Investment advisory fees, net	100,020	300,086
Administration fees	11,778	25,768
Custody fees	689	1,529
Distribution fees	92,394	218,661
Fund accounting fees	12,276	12,000
Transfer agent fees	34,554	23,000
Trustee fees	1,301	1,300
Chief Compliance Officer fees	3,127	584
Other accrued expenses	49,264	58,836
Total liabilities	841,749	4,516,260
NET ASSETS	$142,008,355	$462,902,624

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

STATEMENTS OF ASSETS AND LIABILITIES at March 31, 2013 (Continued)

	Hodges	Hodges Small
	Fund	Cap Fund

COMPONENTS OF NET ASSETS
Paid-in capital	$238,274,892	$377,109,335
Accumulated net investment income (loss)	322,524	(370,345)
Accumulated net realized gain (loss)
on investments and options	(122,478,769)	8,016,177
Net unrealized appreciation on investments and options	25,889,708	78,147,457
Net assets	$142,008,355	$462,902,624

COMPUTATION OF NET ASSET VALUE
Net Asset Value
(unlimited shares authorized)
Retail Shares:
Net assets	$141,907,562	$422,881,479
Shares of beneficial interest issued and outstanding	5,311,077	27,895,941
Net asset value, offering and redemption price per share	$26.72	$15.16
Net Asset Value
(unlimited shares authorized)
Institutional Shares:
Net assets	$100,793	$40,021,145
Shares of beneficial interest issued and outstanding	3,740	2,596,439
Net asset value, offering and redemption price per share	$26.95	$15.41

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

STATEMENTS OF ASSETS AND LIABILITIES at March 31, 2013

	Hodges Blue	Hodges Equity	Hodges Pure
	Chip 25 Fund	Income Fund	Contrarian Fund

ASSETS
Investments in unaffiliated securities,
at value (Cost $5,721,762 , $14,096,514
and $6,948,483, respectively) (Note 2)	$6,425,018	$17,411,755	$7,133,456
Investments in affiliated securities,
at value (Cost $169,793, $0 and $687,492,
respectively) (Note 6)	352,400	—	895,581
Total investments, at value
(Cost $5,891,555, $14,096,514
and $7,635,975, respectively)	6,777,418	17,411,755	8,029,037
Receivables:
Investment securities sold	—	241,379	348,542
Fund shares sold	79	43,601	—
Dividends and interest	6,037	46,171	23
Due from advisor, net	3,133	—	1,957
Prepaid expenses	15,085	17,330	15,442
Total assets	6,801,752	17,760,236	8,395,001

LIABILITIES
Payables:
Distribution to shareholders	—	13,828	—
Investment securities purchased	133,254	129,621	—
Fund shares redeemed	—	28,950	—
Investment advisory fees, net	—	3,178	—
Administration fees	517	2,142	584
Custody fees	692	1,102	570
Distribution fees	3,974	10,142	4,824
Fund accounting fees	802	1,942	794
Transfer agent fees	2,803	4,532	3,462
Trustee fees	1,059	1,059	1,059
Chief Compliance Officer fees	585	585	585
Other accrued expenses	24,804	26,094	23,841
Total liabilities	168,490	223,175	35,719
NET ASSETS	$6,633,262	$17,537,061	$8,359,282

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

STATEMENTS OF ASSETS AND LIABILITIES at March 31, 2013 (Continued)

	Hodges Blue	Hodges Equity	Hodges Pure
	Chip 25 Fund	Income Fund	Contrarian Fund

COMPONENTS OF NET ASSETS
Paid-in capital	$5,190,751	$13,960,450	$7,082,863
Accumulated net investment loss	(1,285)	—	(18,060)
Accumulated net realized
gain on investments	557,933	261,370	901,417
Net unrealized appreciation
on investments	885,863	3,315,241	393,062
Net assets	$6,633,262	$17,537,061	$8,359,282

COMPUTATION OF NET ASSET VALUE
Net Asset Value
(unlimited shares authorized)
Net assets	$6,633,262	$17,537,061	$8,359,282
Shares of beneficial interest
issued and outstanding	506,463	1,251,394	620,477
Net asset value, offering and
redemption price per share	$13.10	$14.01	$13.47

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

STATEMENTS OF OPERATIONS For the Year Ended March 31, 2013

	Hodges	Hodges Small
	Fund	Cap Fund

INVESTMENT INCOME
Income
Dividends from unaffiliated investments	$1,713,771	$4,056,119
Dividends from affiliated investments (Note 6)	557,875	25,000
Interest	709	17,796
Total investment income	2,272,355	4,098,915

EXPENSES
Investment advisory fees	1,123,604	2,217,223
Distribution fees - Retail Shares	328,528	589,342
Transfer agent fees - Retail Shares	174,088	271,535
Transfer agent fees - Institutional Shares	709	7,113
Administration fees	82,195	144,238
Fund accounting fees	48,952	83,922
Registration fees	34,519	83,147
Audit fees	25,000	22,300
Reports to shareholders	22,692	49,341
Miscellaneous expenses	15,285	20,288
Chief Compliance Officer fees	13,544	3,501
Custody fees	7,221	17,891
Interest expense	5,575	—
Trustee fees	4,102	5,171
Legal fees	3,702	3,608
Insurance expense	988	903
Total expenses	1,890,704	3,519,523
Fees recouped by Advisor	—	69,591
Net expenses	1,890,704	3,589,114
Net investment income	381,651	509,801

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND OPTIONS
Net realized gain on unaffiliated investments and options	13,415,517	10,561,120
Net realized gain on affiliated investments (Note 6)	4,371,964	20,212
Net realized loss on written options	(31,420)	(95,984)
Change in unrealized appreciation
on investments and options	9,031,010	55,196,503
Net realized and unrealized gain
on investments and options	26,787,071	65,681,851
Net increase in net assets
resulting from operations	$27,168,722	$66,191,652

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

STATEMENTS OF OPERATIONS For the Year Ended March 31, 2013

	Hodges Blue	Hodges Equity	Hodges Pure
	Chip 25 Fund	Income Fund	Contrarian Fund

INVESTMENT INCOME
Dividends from unaffiliated investments
(net of $0, $4,974 and $0 foreign
withholding tax, respectively)	$128,650	$630,558	$59,497
Dividends from affiliated
investments (Note 6)	1,250	—	29,550
Interest	100	25,352	110
Total investment income	130,000	655,910	89,157

EXPENSES (Note 3)
Investment advisory fees	40,444	103,851	60,397
Audit fees	22,000	22,000	22,000
Transfer agent fees	20,670	29,793	22,428
Registration fees	19,522	23,855	19,713
Distribution fees	15,556	39,943	17,764
Fund accounting fees	6,262	11,398	7,477
Miscellaneous expenses	5,299	6,551	5,276
Custody fees	5,401	5,962	5,703
Legal fees	4,346	3,565	3,615
Administration fees	4,037	8,915	4,479
Chief Compliance Officer Fees	3,749	3,501	3,751
Trustee fees	3,459	3,493	3,463
Reports to shareholders	1,549	3,268	1,855
Insurance expense	1,226	1,237	1,226
Interest expense	283	547	1,465
Total expenses	153,803	267,879	180,612
Less: fees waived	(72,915)	(60,177)	(81,134)
Net expenses	80,888	207,702	99,478
Net investment income (loss)	49,112	448,208	(10,321)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on
unaffiliated investments	663,774	394,330	1,398,367
Net realized gain on
affiliated investments (Note 6)	—	—	50,422
Change in net unrealized appreciation
(depreciation) on investments	118,776	1,231,323	(290,352)
Net realized and unrealized
gain on investments	782,550	1,625,653	1,158,437
Net increase in net assets
resulting from operations	$831,662	$2,073,861	$1,148,116

The accompanying notes are an integral part of these financial statements.

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Hodges Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31, 2013	March 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$381,651	$(915,683)
Net realized gain on unaffiliated
investments and options	13,415,517	25,328,018
Net realized gain on affiliated
investments (Note 6)	4,371,964	7,247,224
Net realized loss on written options	(31,420)	—
Change in net unrealized appreciation (depreciation)
on investments and options	9,031,010	(57,801,379)
Net increase (decrease) in net assets
resulting from operations	27,168,722	(26,141,820)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change
in outstanding shares - Retail Shares (a)	(32,929,585)	(133,405,370)
Net increase (decrease) in net assets derived
from net change in outstanding
shares - Institutional Shares (a)	(1,031,705)	—
Total decrease in net assets
from capital share transactions	(33,961,290)	(133,405,370)
Total decrease in net assets	(6,792,568)	(159,547,190)

NET ASSETS
Beginning of year	148,800,923	308,348,113
End of year	$142,008,355	$148,800,923
Undistributed (Accumulated) net
investment income (loss)	$322,524	$(59,127)

(a)	Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	March 31, 2013		March 31, 2012
	Shares	Value	Shares	Value
Retail Shares
Shares sold	300,904	$7,171,530	872,138	$19,126,685
Shares redeemed*	(1,816,694)	(40,101,115)	(7,110,900)	(152,532,055)
Net decrease	(1,515,790)	$(32,929,585)	(6,238,762)	$(133,405,370)
* Net of redemption fees of $457 and $5,082, respectively.

Institutional Shares
Shares sold	—	$—	—	$—
Shares redeemed	(45,836)	(1,031,705)	—	—
Net decrease	(45,836)	$(1,031,705)	—	$—

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31, 2013	March 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$509,801	$(728,537)
Net realized gain on unaffiliated investments	10,561,120	4,165,793
Net realized gain on affiliated
investments (Note 6)	20,212	614,363
Net realized loss on options	(95,984)	—
Change in net unrealized appreciation
on investments and options	55,196,503	6,056,796
Change in net unrealized appreciation (depreciation)
on foreign currency translations	—	(23,868)
Net increase in net assets
resulting from operations	66,191,652	10,084,547

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retail Shares	(571,147)	—
Institutional Shares	(64,747)	—
	(635,894)	—
From net realized gain:
Retail Shares	(6,314,823)	(4,218,616)
Institutional Shares	(559,825)	(169,627)
	(6,874,648)	(4,388,243)
Total distributions to shareholders	(7,510,542)	(4,388,243)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change
in outstanding shares - Retail Shares (a)	240,909,928	55,499,638
Net increase in net assets derived from net change
in outstanding shares - Institutional Shares (a)	15,647,138	16,102,711
Total increase in net assets
from capital share transactions	256,557,066	71,602,349
Total increase in net assets	315,238,176	77,298,653

NET ASSETS
Beginning of year	147,664,448	70,365,795
End of year	$462,902,624	$147,664,448
Accumulated net investment loss	$(370,345)	$(229,554)

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(a)	Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	March 31, 2013		March 31, 2012
	Shares	Value	Shares	Value
Retail Shares
Shares sold	21,575,909	$289,342,157	6,720,955	$81,461,834
Shares issued
in reinvestment
of distributions	530,880	6,578,607	344,750	3,950,843
Shares redeemed*	(4,143,129)	(55,010,836)	(2,522,724)	(29,913,039)
Net increase	17,963,660	$240,909,928	4,542,981	$55,499,638

* Net of redemption fees of $16,358 and $3,982, respectively.

Institutional Shares
Shares sold	1,330,182	$18,219,421	1,326,963	$16,953,482
Shares issued
in reinvestment
of distributions	49,336	621,730	14,623	169,627
Shares redeemed**	(235,811)	(3,194,013)	(89,352)	(1,020,398)
Net increase	1,143,707	$15,647,138	1,252,234	$16,102,711

**  Net of redemption fees of $541 and $0, respectively.

The accompanying notes are an integral part of these financial statements.

Hodges Blue Chip 25 Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31, 2013	March 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$49,112	$41,112
Net realized gain on unaffiliated investments	663,774	97,217
Net realized gain on affiliated
investments (Note 6)	—	5,919
Change in net unrealized
appreciation on investments	118,776	103,253
Net increase in net assets
resulting from operations	831,662	247,501

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(59,429)	(39,890)
From net realized gain	(112,373)	—
Total distributions to shareholders	(171,802)	(39,890)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from
net change in outstanding shares (a)	(201,076)	(426,828)
Total increase (decrease) in net assets	458,784	(219,217)

NET ASSETS
Beginning of year	6,174,478	6,393,695
End of year	$6,633,262	$6,174,478
Undistributed (Accumulated) net
investment income (loss)	$(1,285)	9,032

(a)	Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	March 31, 2013		March 31, 2012
	Shares	Value	Shares	Value
Shares sold	55,316	$669,172	77,367	$868,331
Shares issued
in reinvestment
of distributions	13,834	159,540	3,231	34,704
Shares redeemed*	(85,887)	(1,029,788)	(124,210)	(1,329,863)
Net decrease	(16,737)	$(201,076)	(43,612)	$(426,828)

*  Net of redemption fees of $22 and $2, respectively.

The accompanying notes are an integral part of these financial statements.

Hodges Equity Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31, 2013	March 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$448,208	$333,003
Net realized gain on unaffiliated investments	394,330	153,827
Net realized loss on affiliated
investments (Note 6)	—	(19,820)
Change in net unrealized appreciation
on investments	1,231,323	880,948
Net increase in net assets
resulting from operations	2,073,861	1,347,958

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(449,021)	(331,734)
From net realized gain	(267,404)	(136,133)
Total distributions to shareholders	(716,425)	(467,867)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived
from net change in outstanding shares (a)	(116,340)	3,933,143
Total increase in net assets	1,241,096	4,813,234

NET ASSETS
Beginning of year	16,295,965	11,482,731
End of year	$17,537,061	$16,295,965

(a)	Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	March 31, 2013		March 31, 2012
	Shares	Value	Shares	Value
Shares sold	226,163	$2,961,301	402,370	$4,869,146
Shares issued
in reinvestment
of distributions	47,849	613,764	30,904	375,310
Shares redeemed*	(286,063)	(3,691,405)	(110,461)	(1,311,313)
Net increase (decrease)	(12,051)	$(116,340)	322,813	$3,933,143

*  Net of redemption fees of $234 and $113, respectively.

The accompanying notes are an integral part of these financial statements.

Hodges Pure Contrarian Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31, 2013	March 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(10,321)	$(39,596)
Net realized gain (loss) on unaffiliated investments	1,398,367	(375,960)
Net realized gain on affiliated
investments (Note 6)	50,422	157,541
Change in net unrealized depreciation
on investments	(290,352)	(1,027,481)
Net increase (decrease) in net assets
resulting from operations	1,148,116	(1,285,496)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(2,169)	—
From net realized gain	(303,375)	(144,155)
Total distributions to shareholders	(305,544)	(144,155)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from
net change in outstanding shares (a)	(169,615)	(967,999)
Total increase (decrease) in net assets	672,957	(2,397,650)

NET ASSETS
Beginning of year	7,686,325	10,083,975
End of year	$8,359,282	$7,686,325
Accumulated net investment loss	$(18,060)	$(5,570)

(a)	Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	March 31, 2013		March 31, 2012
	Shares	Value	Shares	Value
Shares sold	96,156	$1,244,157	95,567	$1,093,534
Shares issued
in reinvestment
of distributions	26,555	296,434	12,995	134,364
Shares redeemed*	(152,579)	(1,710,206)	(199,749)	(2,195,897)
Net decrease	(29,868)	$(169,615)	(91,187)	(967,999)

*  Net of redemption fees of $135 and $22, respectively.

The accompanying notes are an integral part of these financial statements.

Hodges Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

	Year Ended March 31,
	2013	2012	2011	2010	2009
Retail Shares
Net asset value,
beginning of year	$21.64	$23.51	$19.97	$11.23	$24.61

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss)	0.06 *	(0.10)*	(0.12)*	(0.07)*	(0.01)
Net realized and
unrealized gain (loss)
on investments	5.02	(1.77)	3.66	8.80	(13.22)
Total from
investment operations	5.08	(1.87)	3.54	8.73	(13.23)

LESS DISTRIBUTIONS:
From net realized gain	—	—	—	—	(0.16)
Paid-in capital from
redemption fees (Note 2)	0.00 **	0.00 **	0.00 **	0.01	0.01
Net asset value,
end of year	$26.72	$21.64	$23.51	$19.97	$11.23
Total return	23.48%	(7.95)%	17.73%	77.83%	(53.78)%

SUPPLEMENTAL DATA:
Net assets, end of
year (millions)	$141.9	$147.7	$307.1	$414.5	$242.7
Portfolio turnover rate	60%	51%	64%	90%	80%

RATIOS:
Ratio of expenses to
average net assets	1.43%	1.49%	1.40%	1.37%	1.37%
Ratio of net investment
income (loss) to
average net assets	0.28%	(0.45)%	(0.57)%	(0.42)%	(0.04)%

*	Calculated using the average shares outstanding method.
**	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Hodges Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period (Continued)

					December 12,
					2008*
					through
	Year Ended March 31,				March 31,
	2013	2012	2011	2010	2009
Institutional Shares
Net asset value,
beginning of year/period	$21.81	$23.63	$20.01	$11.23	$13.37

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss)	0.20 **	(0.02)**	0.05 **	(0.03)**	0.02
Net realized and
unrealized gain (loss)
on investments	4.94	(1.80)	3.57	8.81	(2.16)
Total from
investment operations	5.14	(1.82)	3.62	8.78	(2.14)
Net asset value,
end of year/period	$26.95	$21.81	$23.63	$20.01	$11.23
Total return	23.57%	(7.70)%	18.09%	78.18%	(16.01	)%^

SUPPLEMENTAL DATA:
Net assets, end of
year/period (millions)	$0.1	$1.1	$1.2	$7.7	$0.05
Portfolio turnover rate	60%	51%	64%	90%	80	%^

RATIOS:
Ratio of expenses to
average net assets	1.14%	1.18%	1.04%	1.06%	1.04	%+
Ratio of net investment
income (loss) to
average net assets	0.95%	(0.09)%	0.27%	(0.18)%	0.29	%+

*	Share Class commencement of operations.
**	Calculated using the average shares outstanding method.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

	Year Ended March 31,
	2013	2012	2011	2010	2009
Retail Shares
Net asset value,
beginning of year	$12.95	$12.58	$9.37	$4.87	$9.49

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss)	0.02 *	(0.11)*	(0.09)*	(0.06)*	(0.01)
Net realized and
unrealized gain (loss)
on investments	2.55	1.14	3.50	4.56	(4.61)
Total from
investment operations	2.57	1.03	3.41	4.50	(4.62)

LESS DISTRIBUTIONS:
From net
investment income	(0.03)	—	—	—	—
From net realized gain	(0.33)	(0.66)	(0.20)	—	—
Total distributions	(0.36)	(0.66)	(0.20)	—	—
Paid-in capital from
redemption fees (Note 2)	0.00 **	0.00 **	0.00 **	0.00 **	0.00 **
Net asset value,
end of year	$15.16	$12.95	$12.58	$9.37	$4.87
Total return	20.40%	8.90%	36.76%	92.40%	(48.68)%

SUPPLEMENTAL DATA:
Net assets, end of
year (millions)	$422.9	$128.6	$67.8	$35.5	$15.9
Portfolio turnover rate	69%	88%	109%	102%	109%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees recouped
and expenses absorbed	1.38%	1.47%	1.56%	2.01%	2.14%
After fees recouped
and expenses absorbed	1.40%	1.40%	1.40%	1.40%	1.40%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees recouped
and expenses absorbed	0.20%	(0.97)%	(0.98)%	(1.42)%	(0.87)%
After fees recouped
and expenses absorbed	0.18%	(0.90)%	(0.82)%	(0.81)%	(0.13)%

*	Calculated using the average shares outstanding method.
**	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period (Continued)

					December 12,
					2008*
					through
	Year Ended March 31,				March 31,
	2013	2012	2011	2010	2009
Institutional Shares
Net asset value,
beginning of year/period	$13.12	$12.70	$9.38	$4.87	$5.45

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss)	0.05 **	(0.08)**	(0.04)**	(0.05)**	(0.00	)**
Net realized and
unrealized gain (loss)
on investments	2.60	1.16	3.56	4.56	(0.58)
Total from
investment operations	2.65	1.08	3.52	4.51	(0.58)

LESS DISTRIBUTIONS:
From investment income	(0.03)	—	—	—	—
From net realized gain	(0.33)	(0.66)	(0.20)	—	—
Total distributions	(0.36)	(0.66)	(0.20)	—	—
Paid-in capital from
redemption fees (Note 2)	0.00 ***	0.00 ***	0.00 ***	0.00 ***	0.00	***
Net asset value,
end of year/period	$15.41	$13.12	$12.70	$9.38	$4.87
Total return	20.79%	9.22%	37.90%	92.61%	(10.64	)%^

SUPPLEMENTAL DATA:
Net assets, end of
year/period (millions)	$40.0	$19.1	$2.6	$0.3	$0.07
Portfolio turnover rate	69%	88%	109%	102%	109	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees recouped
and expenses absorbed	1.04%	1.15%	1.30%	1.76%	1.89	%+
After fees recouped
and expenses absorbed	1.07%	1.15%	1.15%	1.15%	1.15	%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees recouped
and expenses absorbed	0.41%	(0.64)%	(0.54)%	(1.22)%	(0.62	%)+
After fees recouped
and expenses absorbed	0.38%	(0.64)%	(0.39)%	(0.61)%	0.12	%+

*	Share Class commencement of operations.
**	Calculated using the average shares outstanding method.
***	Amount is less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Blue Chip 25 Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

				September 10,
				2009*
				through
	Year Ended March 31,			March 31,
	2013	2012	2011	2010
Net asset value,
beginning of year/period	$11.80	$11.28	$10.73	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.09 **	0.08 **	0.04 **	0.01	**
Net realized and
unrealized gain
on investments	1.56	0.52	0.87	0.72
Total from
investment operations	1.65	0.60	0.91	0.73

LESS DISTRIBUTIONS:
From net investment income	(0.12)	(0.08)	(0.03)	—
From net realized gain	(0.23)	—	(0.33)	—
Total distributions	(0.35)	(0.08)	(0.36)	—
Paid-in capital from
redemption fees (Note 2)	0.00 ***	0.00 ***	0.00 ***	0.00	***
Net asset value, end of year/period	$13.10	$11.80	$11.28	$10.73
Total return	14.36%	5.37%	8.73%	7.30	%^

SUPPLEMENTAL DATA:
Net assets, end of
year/period (millions)	$6.6	$6.2	$6.4	$4.9
Portfolio turnover rate	46%	53%	46%	31	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	2.47%	2.51%	2.50%	5.01	%+
After fees waived
and expenses absorbed	1.30%	1.30%	1.30%	1.30	%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	(0.38)%	(0.50)%	(0.79)%	(3.62	)%+
After fees waived
and expenses absorbed	0.79%	0.71%	0.41%	0.09	%+

*	Commencement of operations.
**	Calculated using the average shares outstanding method.
***	Amount is less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Equity Income Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

				September 10,
				2009*
				through
	Year Ended March 31,			March 31,
	2013	2012	2011	2010
Net asset value,
beginning of year/period	$12.90	$12.21	$10.93	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.36 **	0.31 **	0.32 **	0.20	**
Net realized and unrealized
gain on investments	1.34	0.80	1.45	0.88
Total from investment operations	1.70	1.11	1.77	1.08

LESS DISTRIBUTIONS:
From net investment income	(0.37)	(0.30)	(0.31)	(0.15)
From net realized gain	(0.22)	(0.12)	(0.18)	—
Total distributions	(0.59)	(0.42)	(0.49)	(0.15)
Paid-in capital from
redemption fees (Note 2)	0.00 ***	0.00 ***	0.00 ***	0.00	***
Net asset value, end of year/period	$14.01	$12.90	$12.21	$10.93
Total return	13.64%	9.31%	16.69%	10.75	%^

SUPPLEMENTAL DATA:
Net assets, end of
year/period(millions)	$17.5	$16.3	$11.5	$5.4
Portfolio turnover rate	49%	30%	34%	33	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	1.68%	1.76%	2.11%	4.96	%+
After fees waived
and expenses absorbed	1.30%	1.30%	1.30%	1.30	%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	2.43%	2.07%	2.06%	(0.30	)%+
After fees waived
and expenses absorbed	2.81%	2.53%	2.87%	3.36	%+

*	Commencement of operations.
**	Calculated using the average shares outstanding method.
***	Amount is less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Pure Contrarian Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

					September 10,
					2009*
					through
	Year Ended March 31,				March 31,
	2013		2012	2011	2010
Net asset value,
beginning of year/period	$11.82		$13.60	$11.84	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.02	)**	(0.06)**	(0.12)**	(0.04	)**
Net realized and unrealized
gain (loss) on investments	2.23		(1.52)	2.03	1.88
Total from investment operations	2.21		(1.58)	1.91	1.84

LESS DISTRIBUTIONS:
From net investment income	(0.00	)***	—	—	—
From net realized gain	(0.56)		(0.20)	(0.15)	—
Total distributions	(0.56)		(0.20)	(0.15)	—
Paid-in capital from
redemption fees (Note 2)	0.00	***	0.00 ***	0.00 ***	—
Net asset value, end of year/period	$13.47		$11.82	$13.60	$11.84
Total return	19.75%		(11.38)%	16.24%	18.40	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
year/period (millions)	$8.4		$7.7	$10.1	$7.5
Portfolio turnover rate	126%		69%	91%	29	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	2.54%		2.33%	2.16%	4.48	%+
After fees waived
and expenses absorbed	1.40%		1.40%	1.40%	1.40	%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	(1.29)%		(1.42)%	(1.70)%	(3.72	)%+
After fees waived
and expenses absorbed	(0.15)%		(0.49)%	(0.94)%	(0.64	)%+

*	Commencement of operations.
**	Calculated using the average shares outstanding method.
***	Amount is less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2013

NOTE 1 – ORGANIZATION

The Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund (each a “Fund” and collectively the “Funds”) are series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.  The Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund and Hodges Equity Income Fund are diversified and the Hodges Pure Contrarian Fund is non-diversified. The Hodges Fund commenced operations on October 9, 1992.  The Hodges Fund currently offers two classes of shares: Retail Shares and Institutional Shares.  Retail Shares commenced operation on October 9, 1992 and Institutional Shares commenced operations on December 12, 2008. The Hodges Small Cap Fund commenced operations on December 18, 2007.  The Hodges Small Cap Fund currently offers two classes of shares: Retail Shares and Institutional Shares.  Retail Shares commenced operation on December 18, 2007 and Institutional Shares commenced operations on December 12, 2008.  The Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund commenced operations on September 10, 2009 and offer a Retail Shares only.

Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses.  Each class of shares has exclusive voting rights with respect to matters that affect just that class.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The investment objective of the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund and Hodges Pure Contrarian Fund is long-term capital appreciation.  The investment objective of the Hodges Equity Income Fund is to seek income and long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2013 (Continued)

Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service.  If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method.  These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.  In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Board of Trustees.

Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at cost, which, when combined with accrued interest, approximates market value.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Securities for which quotations are not readily available, or if the closing price doesn’t represent fair value, are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2013 (Continued)

The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2013, the Funds did not hold any fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of most of their investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods.  The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. See Schedules of Investments for industry breakouts:

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2013 (Continued)

Hodges Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$113,119,380	$—	$—	$113,119,380
Partnership & Trust	18,300,766	—	—	18,300,766
Call Options
Purchased	—	2,858,500	—	2,858,500
Short-Term
Investments	2,080,417	—	—	2,080,417
Total Investments
in Securities	$133,500,563	$2,858,500	$—	$136,359,063

Hodges Small Cap Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$426,060,024	$—	$—	$426,060,024
Partnerships
& Trusts	22,020,300	—	—	22,020,300
Short-Term
Investment	15,583,798	—	—	15,583,798
Total Investments
in Securities	$463,664,122	$—	$—	$463,664,122

Hodges Blue Chip 25 Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$6,196,879	$—	$—	$6,196,879
Partnerships & Trusts	352,400	—	—	352,400
Short-Term Investment	228,139	—	—	228,139
Total Investments
in Securities	$6,777,418	$—	$—	$6,777,418

Hodges Equity Income Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$14,984,292	$—	$—	$14,984,292
Partnerships & Trusts	1,806,428	—	—	1,806,428
Corporate Bond	—	274,375	—	274,375
Short-Term Investment	346,660	—	—	346,660
Total Investments
in Securities	$17,137,380	$274,375	$—	$17,411,755

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2013 (Continued)

Hodges Pure Contrarian Fund:

	Level 1	Level 2	Level 3	Total
Common Stocks	$7,801,525	$97,821	$—	$7,899,346
Short-Term Investments	129,691	—	—	129,691
Total Investments
in Securities	$7,931,216	$97,821	$—	$8,029,037

Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund and Hodges Pure Contrarian Fund did not have transfers into or out of Levels 1 or 2 during the year ended March 31, 2013.

The Funds have adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Each Fund may invest in options, traded on U.S. and foreign exchanges, on equities, debt and stock indices as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position for certain tax-related purposes and to effect closing transactions.  Each Fund may write covered put and call options on securities, securities indices and currencies in which it may invest to serve as a partial hedge against a price decline of the underlying security.

Balance Sheet

Fair values of Derivative Instruments as of March 31, 2013:

Hodges Fund

	Asset Derivatives as of		Liability Derivatives as of
	March 31, 2013		March 31, 2013
Derivative	Balance Sheet		Balance Sheet
Instruments	Location	Fair Value	Location	Fair Value
Equity Contracts	Investments in
unaffiliated
securities,
	at value	$2,858,500	None	$—
Total		$2,858,500		$—

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2013 (Continued)

Statement of Operations

The effect of Derivative Instruments on the Statement of Operations for the year ended March 31, 2013:

Hodges Fund

Change in Unrealized
Appreciation
	Location of Gain	Realized Gain	(Depreciation)
Derivative	(Loss) on Derivatives	(Loss) on Derivatives	on Derivatives
Instruments	Recognized in Income	Recognized in Income	in Income
Equity	Realized and Unrealized
Contracts	Gain (Loss) on
Investments
	and Options	$3,232,839	$(156,968)

Hodges Small Cap Fund

Change in Unrealized
Appreciation
	Location of Gain	Realized Gain	(Depreciation)
Derivative	(Loss) on Derivatives	(Loss) on Derivatives	on Derivatives
Instruments	Recognized in Income	Recognized in Income	in Income
Equity	Realized and Unrealized
Contracts	Gain (Loss) on
Investments
	and Options	$(95,984)	$—

B.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2013 (Continued)

As of March 31, 2013, the Funds deferred, on a tax basis, post-October losses of:

Hodges Fund	$—
Hodges Small Cap Fund	—
Hodges Blue Chip 25 Fund	16,500
Hodges Equity Income Fund	—
Hodges Pure Contrarian Fund	—

At March 31, 2013, the Funds deferred, on a tax basis, a late year losses, which will be recognized in the following year:

Hodges Fund	$—
Hodges Small Cap Fund	370,345
Hodges Blue Chip 25 Fund	1,285
Hodges Equity Income Fund	—
Hodges Pure Contrarian Fund	18,060

The Hodges Small Cap Fund had deferred straddle losses of $104,225 at March 31, 2013.

For the year ended March 31, 2013, the Funds had the following capital loss carryovers available for federal income tax purposes:

	Expiring March 31,
	2018	2019
Hodges Fund	$118,374,548	$4,036,303
Hodges Small Cap Fund	—	—
Hodges Blue Chip 25 Fund	—	—
Hodges Equity Income Fund	—	—
Hodges Pure Contrarian Fund	—	—

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2010-2012 or expected to be taken in the Funds’ 2013 tax returns.  The Funds identify their major tax jurisdiction as U.S. Federal and State of Massachusetts; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2013 (Continued)

C.
Securities Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains, if any, on securities for the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, and Hodges Pure Contrarian Fund are normally declared and paid on an annual basis.  Distributions to shareholders from net investment income for the Hodges Equity Income Fund normally are declared and paid on a quarterly basis, and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Options Contracts.  The Funds may purchase call options on securities and indices.  As the holder of a call option, each Fund has the right to purchase the underlying security at the exercise price at any time until the expiration date.  As a holder of a put option, each Fund has the right to sell the underlying security at the exercise price at any time until the expiration date.  The Funds may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.  If an option expires on the stipulated date or if a Fund enters into a closing sale transaction, a gain or loss is realized.  If a Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call.  Each Fund may write (sell) covered put and call options on securities, security indices and currencies in which it may invest. When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to reflect the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from written options.  The difference between the premium and the amount paid on effecting a closing purchase

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2013 (Continued)

transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The activity in options written during the year ended March 31, 2013 for the Hodges Fund, is as follows:

Premiums
	Contracts	Received
Options outstanding, beginning of year	—	$—
Options written	500	68,248
Options exercised	—	—
Options expired	—	—
Options closed	(500)	(68,248)
Options outstanding, end of year	—	$—

The activity in options written during the year ended March 31, 2013 for the Hodges Small Cap Fund, is as follows:

		Premiums
	Contracts	Received
Options outstanding, beginning of year	—	$—
Options written	1,500	117,629
Options exercised	(50)	(3,875)
Options expired	—	—
Options closed	(1,450)	(113,754)
Options outstanding, end of year	—	$—

F.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

G.
Share Valuation.  The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2013 (Continued)

estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.  The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share.  The Hodges Fund Retail Class, Hodges Small Cap Fund Retail Class, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund and Hodges Pure Contrarian Fund charge a redemption fee equal to 1% of the net amount of redemption if redeemed within 30 calendar days after purchase.  The Institutional Classes of the Hodges Fund and Hodges Small Cap Fund charge a redemption fee equal to 1% of the net amount of redemption if redeemed within 60 calendar days after purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  Each Fund will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

H.
Illiquid Securities. A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Board of Trustees as reflecting fair value.  Each Fund intends to invest no more than 15% of its net assets in illiquid securities.

I.
Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended March 31, 2013, the following adjustments were made:

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid-in
	Income/(Loss)	Gain/(Loss)	Capital
Hodges Fund	$—	$—	$—
Hodges Small Cap Fund	(14,698)	14,698	—
Hodges Blue Chip 25 Fund	—	—	—
Hodges Equity Income Fund	814	(814)	—
Hodges Pure Contrarian Fund	—	—	—

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2013 (Continued)

J.
Guarantees and Indemnifications.  In the normal course of business, each Fund enters into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

K.
Subsequent Events.  In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

L.
Recent Accounting Pronouncement.  In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2013-01 will have on the financial statement disclosures.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Hodges Capital Management, Inc. (the “Advisor”) provides the Funds with investment management services under respective Investment Advisory Agreements (the “Agreements”).  Under the Agreements, the Advisor furnishes all investment advice, office space, certain administrative services and provides most of the personnel needed by the Funds.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.85% for the Hodges Fund, Hodges Small Cap Fund, and Hodges Pure Contrarian Fund, and 0.65% for the Hodges Blue Chip 25 Fund and Hodges Equity Income Fund, based upon the average daily net assets of each Fund.  For the year ended March 31, 2013, the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund incurred $1,123,604, $2,217,223, $40,444, $103,851 and $60,397, respectively, in advisory fees.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2013 (Continued)

The Funds are responsible for their own operating expenses.  The Advisor has contractually agreed to limit Fund expenses as follows by reducing all or a portion of its fees and reimbursing the Fund expenses so that its ratio of expenses to average net assets will not exceed:

Hodges Small Cap Fund – Retail Shares	1.40%
Hodges Small Cap Fund – Institutional Shares	1.15%
Hodges Blue Chip 25 Fund	1.30%
Hodges Equity Income Fund	1.30%
Hodges Pure Contrarian Fund	1.40%

Any fees waived and/or any Fund expenses absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the respective Fund to the Advisor, if so requested by the Advisor, anytime before the end of the third fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the respective Fund’s current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses.  Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursements of fees and/or expenses.  Any such reimbursement is also contingent upon Board of Trustees review and approval.  For the year ended March 31, 2013, the Advisor recouped $69,591 in fees for the Hodges Small Cap Fund. For the year ended March 31, 2013, the Advisor waived in fees $72,915, $60,177, and $81,134 in fees for the Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund, respectively.

At March 31, 2013, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund that may be recouped was $134,201, $207,658, $182,836, and $227,038, respectively.  The Advisor may recapture portions of the above amount no later than the dates stated below:

	March 31,	March 31,	March 31,
	2014	2015	2016
Hodges Small Cap Fund	$81,923	$52,278	$—
Hodges Blue Chip 25 Fund	$64,413	$70,330	$72,915
Hodges Equity Income Fund	$61,796	$60,863	$60,177
Hodges Pure Contrarian Fund	$70,510	$75,394	$81,134

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds.  USBFS also serves as the Funds’ fund

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2013 (Continued)

accountant and transfer agent. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  The officers of the Trust and the Chief Compliance Officer are also employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds.  Fees paid by the Funds for Administration and Chief Compliance Officer services for the year ended March 31, 2013 are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter in a continuous public offering of the Funds’ shares.  U.S. Bank, N.A. (the “Custodian”) serves as custodian to the Funds.  Both the Distributor and Custodian are affiliates of the Administrator.

Each Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act.  The Plan provides that each Fund’s Retail Shares may pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of each Fund.  The fee is paid to the Distributor for the sale and distribution of a Fund’s shares and services it provides to shareholders.  Fees paid by the Funds to the Distributor for services for the year ended March 31, 2013 are disclosed in the Statements of Operations.

For the year ended March 31, 2013, First Dallas Securities, an affiliate of the Advisor, received $212,608, $704,449, $2,497, $11,216, and $40,144 in brokerage commissions with respect to the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund’s portfolio transactions, respectively.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from the sales of securities for the Funds, excluding short-term investments, for the year ended March 31, 2013, are as follows:

	Purchases	Sales
Hodges Fund	$77,098,587	$116,827,235
Hodges Small Cap Fund	414,604,620	172,225,214
Hodges Blue Chip 25 Fund	2,785,466	3,145,196
Hodges Equity Income Fund	7,800,058	8,656,951
Hodges Pure Contrarian Fund	8,803,261	9,758,005

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2013 (Continued)

There were no purchases or sales of U.S. Government obligations for the year ended March 31, 2013.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended March 31, 2013 and the year ended March 31, 2012 for each Fund was as follows:

Hodges Small Cap Fund
	March 31, 2013	March 31, 2012
Distributions paid from:
Long-term capital gain*	$6,874,648	$2,177,545
Ordinary income	$635,894	$2,210,698

*  Designated as long term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

Hodges Blue Chip Fund
	March 31, 2013	March 31, 2012
Distributions paid from:
Long-term capital gain*	$75,532	$—
Ordinary income	$96,270	$39,890

*  Designated as long term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

Hodges Equity Income Fund
	March 31, 2013	March 31, 2012
Distributions paid from:
Long-term capital gain*	$264,676	$75,600
Ordinary income	$451,749	$392,267

*  Designated as long term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

Hodges Pure Contrarian Fund
	March 31, 2013	March 31, 2012
Distributions paid from:
Long-term capital gain*	$160,958	$—
Ordinary income	$144,586	$144,155

*  Designated as long term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

For the year ended March 31, 2013 and year ended March 31, 2012, there were no distributions for the Hodges Fund.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2013 (Continued)

As of March 31, 2013, the components of distributable earnings on a tax basis were as follows:

		Hodges
	Hodges Fund	Small Cap Fund
Cost of investments	$110,537,273	$385,702,748
Gross tax unrealized appreciation	39,223,769	87,412,798
Gross tax unrealized depreciation	(13,401,979)	(9,451,424)
Net tax unrealized appreciation	25,821,790	77,961,374
Undistributed ordinary income	322,524	—
Undistributed long-term capital gain	—	8,306,485
Total distributable earnings	322,524	8,306,485
Other accumulated loss	(122,410,851)	(474,570)
Total accumulated gain/(loss)	$(96,266,537)	$85,793,289

	Hodges Blue	Hodges Equity
	Chip 25 Fund	Income Fund
Cost of investments	$5,891,555	$14,096,514
Gross tax unrealized appreciation	1,147,157	3,411,175
Gross tax unrealized depreciation	(261,294)	(95,934)
Net tax unrealized appreciation	885,863	3,315,241
Undistributed ordinary income	—	—
Undistributed long-term capital gain	574,433	261,370
Total distributable earnings	574,433	261,370
Other accumulated loss	(17,785)	—
Total accumulated gain/(loss)	$1,442,511	$3,576,611

	Hodges Pure
	Contrarian Fund
Cost of investments	$7,635,975
Gross tax unrealized appreciation	1,125,364
Gross tax unrealized depreciation	(732,302)
Net tax unrealized appreciation	393,062
Undistributed ordinary income	331,960
Undistributed long-term capital gain	569,457
Total distributable earnings	901,417
Other accumulated loss	(18,060)
Total accumulated gain/(loss)	$1,276,419

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2013 (Continued)

NOTE 6 – INVESTMENTS IN AFFILIATES

Affiliated companies, as defined in Section 2(a)(3) of the 1940 Act, are companies 5% or more of whose outstanding voting shares are held by the Funds and the Advisor.  For the year ended March 31, 2013, the Funds had the following transactions with affiliated companies:

Hodges Fund

As of March 31, 2013, the market value of all securities of affiliated companies held in the Hodges Fund amounted to $38,413,908 representing 27.1% of net assets.

	Share			Share
	Balance			Balance	Realized		Value
	March 31,			March 31,	Gain	Dividend	March 31,	Acquisition
	2012	Purchases	Sales	2013	(Loss)	Income	2013	Cost
A.H. Belo
Corp. –
Class A	1,020,000	—	—	1,020,000	$—	$489,600	$5,956,800	$2,831,403
A.T. Cross
Co. –
Class A	550,000	—	225,400	324,600	$2,200,886	$—	$4,469,742	$555,684
Luby’s,
Inc.	1,345,000	—	50,000	1,295,000	$257,899	$—	$9,686,600	$9,676,007
Texas
Pacific
Land Trust	321,100	—	61,441	259,659	$1,913,179	$68,275	$18,300,766	$7,734,848
Total							$38,413,908	$20,797,942

Hodges Small Cap Fund

As of March 31, 2013, the market value of all securities of affiliated companies held in the Hodges Small Cap Fund amounted to $16,483,796, representing 3.6% of net assets.

	Share			Share
	Balance			Balance	Realized		Value
	March 31,			March 31,	Gain	Dividend	March 31,	Acquisition
	2012	Purchases	Sales	2013	(Loss)	Income	2013	Cost
A.T. Cross
Co. –
Class A	224,600	120,400	4,600	340,400	$20,212	$—	$4,687,308	$3,354,647
Luby’s, Inc.	—	540,600	—	540,600	$—	$—	$4,043,688	$3,842,599
Texas
Pacific
Land Trust	85,000	25,000	—	110,000	$—	$25,000	$7,752,800	$4,593,624
Total							$16,483,796	$11,790,870

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2013 (Continued)

Hodges Blue Chip 25 Fund

As of March 31, 2013, the market value of all securities of affiliated companies held in the Hodges Blue Chip 25 Fund amounted to $352,400, representing 5.3% of net assets.

	Share			Share
	Balance			Balance	Realized		Value
	March 31,			March 31,	Gain	Dividend	March 31,	Acquisition
	2012	Purchases	Sales	2013	(Loss)	Income	2013	Cost
Texas
Pacific
Land Trust	5,000	—	—	5,000	$—	$1,250	$352,400	$169,793
Total							$352,400	$169,793

Hodges Pure Contrarian Fund

As of March 31, 2013, the market value of all securities of affiliated companies held in the Hodges Fund amounted to $895,581 representing 10.7% of net assets.

	Share			Share
	Balance			Balance	Realized		Value
	March 31,			March 31,	Gain	Dividend	March 31,	Acquisition
	2012	Purchases	Sales	2013	(Loss)	Income	2013	Cost
A.H. Belo
Corp. –
Class A	60,000	10,000	—	70,000	$—	$28,800	$408,800	$306,637
Instrusion,
Inc.	217,379	—	—	217,379	$—	$—	$97,821	$131,837
Luby’s, Inc.	59,000	10,001	17,001	52,000	$50,422	$—	$388,960	$249,018
Texas Pacific
Land Trust	5,000	—	5,000	—	$110,209	$750	—	—
Total							$895,581	$687,492

Hodges Equity Income Fund

As of March 31, 2013, the Hodges Equity Income Fund did not hold any securities in affiliated companies.

NOTE 7 – CREDIT FACILITY

U.S. Bank, N.A. (the “Bank”) has made available to the Funds a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes.  The maximum line of credit for the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund are $14,000,000, $16,000,000,

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2013 (Continued)

$600,000, $1,500,000, and $700,000, respectively. For the year ended March 31, 2013, the average interest rate on the outstanding principal amount was 3.25%.  Advances are not collateralized by a first lien against each Fund’s assets.  During the year ended March 31, 2013, the Hodges Fund, Hodges Blue Chip 25, Hodges Equity Income, and Hodges Pure Contrarian had an outstanding average daily loan balance of $136,548, $5,578, $12,396, and $17,020, respectively.  The maximum amount outstanding during the year was $1,428,000 for Hodges Fund, $312,000 for Hodges Blue Chip 25 Fund, $367,000 for Hodges Equity Income Fund, and $490,000 for the Hodges Pure Contrarian Fund.  Interest expense amounted to $5,575 for the Hodges Fund, $283 for Hodges Blue Chip 25 Fund, $547 for Hodges Equity Income Fund, and $1,465 for Hodges Pure Contrarian Fund.  During the year ended March 31, 2013, the Hodges Small Cap Fund did not utilize their line of credit.  At March 31, 2013, the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund and Hodges Pure Contrarian Fund did not have a loan payable balance.

Hodges Mutual Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of The Hodges Funds and the
Board of Trustees of Professionally Managed Portfolios

We have audited the accompanying statements of assets and liabilities of Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund and Hodges Pure Contrarian Fund, each a series of Professionally Managed Portfolios, including the schedules of investments, as of March 31, 2013, and for the Hodges Fund and Hodges Small Cap Fund the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, and for Hodges Blue Chip 25 Fund, Hodges Equity Income Fund and Hodges Pure Contrarian Fund, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each the three years in the period then ended and for the period September 10, 2009 (commencement of operations) to March 31, 2010.  These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures when replies from brokers were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund  as of March 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
May 30, 2013

Hodges Mutual Funds

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund.  The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series.  The current Trustees and officers of the Trust, their dates of birth, position with the Trust, term of office with the Trust and length of time served, their principal occupation for the past five years and other directorships are set forth below.

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Positions	Office and	Occupation	Complex(2)	Directorships
Name,	with the	Length of	During	Overseen	Held During
Address and Age	Trust(1)	Time Served	Past Five Years	by Trustees	Past Five Years

Independent Trustees of the Trust
Dorothy A. Berry	Chairman	Indefinite	Formerly, President,	5	Director, PNC
(born 1943)	and	Term;	Talon Industries, Inc.		Funds, Inc.
c/o U.S. Bancorp	Trustee	Since	(business consulting);
Fund Services, LLC		May 1991.	formerly, Executive
2020 E. Financial Way			Vice President and
Suite 100			Chief Operating Officer,
Glendora, CA 91741			Integrated Asset
Management (investment
advisor and manager)
and formerly, President,
Value Line, Inc.
(investment advisory
and financial
publishing firm).

Wallace L. Cook	Trustee	Indefinite	Investment	5	The Dana
(born 1939)		Term;	Consultant; formerly,		Foundation;
c/o U.S. Bancorp		Since	Chief Executive Officer,		The Univ. of
Fund Services, LLC		May 1991.	Rockefeller Trust Co.,		Virginia Law
2020 E. Financial Way			(prior thereto Senior		School Fdn.
Suite 100			Vice President), and
Glendora, CA 91741			Managing Director,
Rockefeller & Co.
(Investment Manager
and Financial Advisor);
formerly, Senior Vice
President, Norton
Simon, Inc.

Hodges Mutual Funds

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Positions	Office and	Occupation	Complex(2)	Directorships
Name,	with the	Length of	During	Overseen	Held During
Address and Age	Trust(1)	Time Served	Past Five Years	by Trustees	Past Five Years
Eric W. Falkeis(3)	Trustee	Indefinite	President and Chief	5	None.
(born 1973)		Term;	Operating Officer,
c/o U.S. Bancorp		Since	Direxion Funds since
Fund Services, LLC		September	2013; formerly, Senior
2020 E. Financial Way		2011.	Vice President, and
Suite 100			Chief Financial Officer
Glendora, CA 91741			(and other positions),
U.S. Bancorp Fund
Services, LLC,
(1997-2013).

Carl A. Froebel	Trustee	Indefinite	Formerly President	5	None.
(born 1938)		Term;	and Founder,
c/o U.S. Bancorp		Since	National Investor
Fund Services, LLC		May 1991.	Data Services, Inc.
2020 E. Financial Way			(investment related
Suite 100			computer software).
Glendora, CA 91741

Steven J. Paggioli	Trustee	Indefinite	Consultant, since	5	Independent
(born 1950)		Term;	July 2001; formerly,		Trustee, The
c/o U.S. Bancorp		Since	Executive Vice		Managers
Fund Services, LLC		May 1991.	President, Investment		Funds; Trustee,
2020 E. Financial Way			Company Administration,		Managers
Suite 100			LLC (mutual fund		AMG Funds,
Glendora, CA 91741			administrator).		Aston Funds;
Advisory Board
Member,
Sustainable
Growth
Advisers, LP;
Independent
Director, Chase
Investment
Counsel.

Hodges Mutual Funds

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Positions	Office and	Occupation	Complex(2)	Directorships
Name,	with the	Length of	During	Overseen	Held During
Address and Age	Trust(1)	Time Served	Past Five Years	by Trustees	Past Five Years

Officers of the Trust
Elaine E. Richards	President	Indefinite	Vice President and	Not	Not
(born 1968)		Term; Since	Legal Compliance	Applicable.	Applicable.
c/o U.S. Bancorp		March 2013.	Officer, U.S. Bancorp
Fund Services, LLC	Secretary	Indefinite	Fund Services, LLC,
2020 E. Financial Way		Term; Since	since July 2007.
Suite 100		February
Glendora, CA 91741		2008.

Eric C. VanAndel	Treasurer	Indefinite	Vice President,	Not	Not
(born 1975)		Term;	U.S. Bancorp	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Fund Services,
Fund Services, LLC		April 2013.	LLC, since 2005.
615 East Michigan St.
Milwaukee, WI 53202

Donna Barrette	Chief	Indefinite	Senior Vice	Not	Not
(born 1966)	Compliance	Term: Since	President and	Applicable.	Applicable.
c/o U.S. Bancorp	Officer,	July 2011.	Compliance
Fund Services, LLC	Anti-		Officer, U.S.
615 East Michigan St.	Money		Bancorp Fund
Milwaukee, WI 53202	Laundering		Services, LLC
	Officer,		since August 2004.
and Vice
President

(1)	The Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

(3)
Prior to March 8, 2013, Mr. Falkeis was an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he was an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

Hodges Mutual Funds

FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended March 31, 2013, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Small Cap Fund	100.00%
Blue Chip 25 Fund	100.00%
Pure Contrarian Fund	18.57%
Equity Income Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended March 31, 2013, was as follows:

Small Cap Fund	100.00%
Blue Chip 25 Fund	100.00%
Pure Contrarian Fund	17.24%
Equity Income Fund	100.00%

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the polices and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 811-0224 and on the Fund’s website at www.hodgesmutualfunds.com.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 811-0224.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q.  The Funds’ From N-Q is available without charge, upon request, by calling (866) 811-0224.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Funds’ schedule of portfolio holdings is posted on their website at www.hodgesfund.com within ten business days after calendar quarter end along with the monthly Top 10 Holdings for the Hodges Fund, Hodges Small Cap Fund, the Hodges Blue Chip 25 Fund, and the Hodges Pure Contrarian Fund.

Hodges Mutual Funds

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (866) 811-0224.  Furthermore, you can obtain the SAI on the SEC’s web site at www.sec.gov or the Funds’ web site at www.hodgesmutualfunds.com.

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (866) 811-0224 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Hodges Mutual Funds

PRIVACY NOTICE (Unaudited)

The Fund collects non-public personal information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us verbally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

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FUND	Retail Class	Institutional Class
HODGES FUND
Ticker Symbol	HDPMX	HDPIX
CUSIP	742935109	742935232
HODGES SMALL CAP FUND
Ticker Symbol	HDPSX	HDSIX
CUSIP	742935299	742935224
HODGES BLUE CHIP 25 FUND
Ticker Symbol	HDPBX	N/A
CUSIP	742935174	N/A
HODGES EQUITY INCOME FUND
Ticker Symbol	HDPEX	N/A
CUSIP	742935166	N/A
HODGES PURE CONTRARIAN FUND
Ticker Symbol	HDPCX	N/A
CUSIP	742935158	N/A

Hodges Mutual Funds
www.hodgesmutualfunds.com
(866) 811-0224

Investment Advisor
HODGES CAPITAL MANAGEMENT, INC.
2905 Maple Avenue
Dallas, Texas 75201
(888) 878-4426
www.hodgescapital.com

Custodian	Transfer Agent
U.S. BANK, N.A.	U.S. BANCORP FUND SERVICES, LLC
1555 N. RiverCenter Drive,	P.O. Box 701
Suite 302	Milwaukee, Wisconsin 53201-0701
Milwaukee, Wisconsin 53212	(866) 811-0224

Distributor	Independent Registered
QUASAR DISTRIBUTORS, LLC	Public Accounting Firm
615 East Michigan Street	TAIT, WELLER & BAKER LLP
Milwaukee, Wisconsin 53202	1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
PAUL HASTINGS LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, New York 10022

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that each member of the Trust’s audit committee is financially literate and independent.  Ms. Dorothy A. Berry and Messrs. Wallace L. Cook and Carl A. Froebel are each “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other Services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

                      Hodges Fund

	FYE 3/31/2013	FYE 3/31/2012
Audit Fees	$23,900	$23,400
Audit-Related Fees	N/A	N/A
Tax Fees	$2,600	$2,500
All Other Fees	N/A	N/A

Hodges Small Cap Fund

	FYE 3/31/2013	FYE 3/31/2012
Audit Fees	$19,700	$19,200
Audit-Related Fees	N/A	N/A
Tax Fees	$2,600	$2,500
All Other Fees	N/A	N/A

Hodges Blue Chip 25 Fund

	FYE 3/31/2013	FYE 3/31/2012
Audit Fees	$19,700	$19,200
Audit-Related Fees	N/A	N/A
Tax Fees	$2,600	$2,500
All Other Fees	N/A	N/A

Hodges Equity Income Fund

	FYE 3/31/2013	FYE 3/31/2012
Audit Fees	$19,700	$19,200
Audit-Related Fees	N/A	N/A
Tax Fees	$2,600	$2,500
All Other Fees	N/A	N/A

Hodges Pure Contrarian Fund

	FYE 3/31/2013	FYE 3/31/2012
Audit Fees	$19,700	$19,200
Audit-Related Fees	N/A	N/A
Tax Fees	$2,600	$2,500
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 3/31/2013	FYE 3/31/2012
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 3/31/2013	FYE 3/31/2012
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*                   /s/ Elaine E Richards
Elaine E. Richards, President and Secretary

Date      5/30/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ Elaine E Richards
Elaine E. Richards, President  and Secretary

Date      5/30/13

By (Signature and Title)*                   /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date      5/30/13

* Print the name and title of each signing officer under his or her signature.